The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 2.9%
420,560	Tesla, Inc.*	$ 72,849,403
518,045	Thor Industries, Inc.	49,385,230
		122,234,633
	Capital Goods - 4.5%
325,789	Airbus SE	40,842,811
1,535,353	Johnson Controls International plc	106,814,508
296,002	Middleby Corp.*	46,013,511
		193,670,830
	Commercial & Professional Services - 1.8%
971,713	CoStar Group, Inc.*	75,696,443
	Consumer Durables & Apparel - 1.7%
231,764	Lululemon Athletica, Inc.*	71,123,736
	Consumer Services - 8.1%
455,001	Airbnb, Inc. Class A*	50,555,161
1,018,007	Aramark	45,331,852
25,621	Booking Holdings, Inc.*	62,364,076
248,519	Domino's Pizza, Inc.	87,727,207
3,178,221	DraftKings, Inc. Class A*(1)	47,641,533
891,798	Las Vegas Sands Corp.*	52,616,082
		346,235,911
	Diversified Financials - 3.3%
206,944	CME Group, Inc.	36,558,727
1,374,300	Tradeweb Markets, Inc. Class A	102,440,322
		138,999,049
	Energy - 2.0%
249,275	Cheniere Energy, Inc.	38,086,727
367,594	EOG Resources, Inc.	48,614,307
		86,701,034
	Food, Beverage & Tobacco - 1.1%
447,610	Monster Beverage Corp.*	46,587,249
	Health Care Equipment & Services - 10.4%
478,624	DexCom, Inc.*	51,255,844
514,011	Hologic, Inc.*	41,825,075
149,993	Humana, Inc.	76,751,418
427,142	Insulet Corp.*	122,726,440
296,233	Intuitive Surgical, Inc.*	72,781,486
451,084	Veeva Systems, Inc. Class A*	76,932,376
		442,272,639
	Materials - 2.2%
330,459	Albemarle Corp.	93,007,686
	Media & Entertainment - 12.4%
1,993,612	Alphabet, Inc. Class A*	197,048,610
696,118	Meta Platforms, Inc. Class A*	103,700,699
162,484	Netflix, Inc.*	57,496,588
316,500	Take-Two Interactive Software, Inc.*	35,837,295
829,237	Walt Disney Co.*	89,963,922
1,555,931	ZoomInfo Technologies, Inc. Class A*	43,923,932
		527,971,046
	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
598,224	Agilent Technologies, Inc.	90,977,906
380,766	Eli Lilly & Co.	131,040,619
874,055	Exact Sciences Corp.*	59,016,193
165,818	United Therapeutics Corp.*	43,638,323
		324,673,041
	Retailing - 10.5%
2,859,483	Amazon.com, Inc.*	294,898,482
138,116	Etsy, Inc.*	19,001,999
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Retailing - 10.5% - (continued)
378,987	Ross Stores, Inc.	$ 44,792,473
171,581	Tory Burch LLC*(2)(3)	5,854,343
163,547	Ulta Beauty, Inc.*	84,056,616
		448,603,913
	Semiconductors & Semiconductor Equipment - 6.0%
272,990	First Solar, Inc.*	48,483,024
774,635	NVIDIA Corp.	151,340,440
174,250	SolarEdge Technologies, Inc.*	55,608,402
		255,431,866
	Software & Services - 19.8%
1,022,435	Block, Inc.*	83,553,388
684,643	DocuSign, Inc.*	41,516,752
337,922	Mastercard, Inc. Class A	125,233,893
818,287	Microsoft Corp.	202,779,701
680,312	Okta, Inc.*	50,077,766
292,204	Paycom Software, Inc.*	94,656,564
164,787	Rubicon Earnout Shares*(2)(3)	29,497
2,197,165	Rubicon Technology, Inc. Class B*(2)(3)	3,539,633
2,197,165	Rubicon Technology, Inc. Class V*(2)(3)	—
2,197,165	Rubicon TRA Placeholder*(2)(3)	483,376
600,178	salesforce.com, Inc.*	100,811,899
761,320	Workday, Inc. Class A*	138,126,288
		840,808,757
	Technology Hardware & Equipment - 4.1%
1,030,628	Arista Networks, Inc.*	129,879,741
1,830,001	Flex Ltd.*	42,730,523
		172,610,264
	Total Common Stocks (cost $4,157,370,518)	$ 4,186,628,097
CONVERTIBLE PREFERRED STOCKS - 0.4%
	Software & Services - 0.4%
5,668,755	Essence Group Holdings Corp. Series 3*(2)(3)	$ 10,430,509
743,470	Lookout, Inc. Series F*(2)(3)	5,308,376
	Total Convertible Preferred Stocks (cost $17,456,734)	$ 15,738,885
	Total Long-Term Investments (cost $4,174,827,252)	$ 4,202,366,982
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 8,631,684	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $8,632,710; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $8,804,389	$ 8,631,684
	Securities Lending Collateral - 0.1%
695,854	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(4)	695,854
2,271,315	HSBC US Government Money Market Fund, 4.22%(4)	2,271,315

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
666,935	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(4)		$ 666,935
681,395	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(4)		681,395
			4,315,499
	Total Short-Term Investments (cost $12,947,183)		$ 12,947,183
	Total Investments (cost $4,187,774,435)	99.1%	$ 4,215,314,165
	Other Assets and Liabilities	0.9%	39,570,304
	Total Net Assets	100.0%	$ 4,254,884,469
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $25,645,734 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	5,668,755	$ 8,964,002	$ 10,430,509
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	8,492,732	5,308,376
09/2015	Rubicon Earnout Shares	164,787	—	29,497
09/2015	Rubicon Technology, Inc. Class V	2,197,165	—	—
09/2015	Rubicon Technology, Inc. Class B	2,197,165	9,392,114	3,539,633
09/2015	Rubicon TRA Placeholder	2,197,165	—	483,376
11/2013	Tory Burch LLC	171,581	13,447,917	5,854,343
			$ 40,296,765	$ 25,645,734

(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

2

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 122,234,633	$ 122,234,633	$ —	$ —
Capital Goods	193,670,830	152,828,019	40,842,811	—
Commercial & Professional Services	75,696,443	75,696,443	—	—
Consumer Durables & Apparel	71,123,736	71,123,736	—	—
Consumer Services	346,235,911	346,235,911	—	—
Diversified Financials	138,999,049	138,999,049	—	—
Energy	86,701,034	86,701,034	—	—
Food, Beverage & Tobacco	46,587,249	46,587,249	—	—
Health Care Equipment & Services	442,272,639	442,272,639	—	—
Materials	93,007,686	93,007,686	—	—
Media & Entertainment	527,971,046	527,971,046	—	—
Pharmaceuticals, Biotechnology & Life Sciences	324,673,041	324,673,041	—	—
Retailing	448,603,913	442,749,570	—	5,854,343
Semiconductors & Semiconductor Equipment	255,431,866	255,431,866	—	—
Software & Services	840,808,757	836,756,251	—	4,052,506
Technology Hardware & Equipment	172,610,264	172,610,264	—	—
Convertible Preferred Stocks	15,738,885	—	—	15,738,885
Short-Term Investments	12,947,183	4,315,499	8,631,684	—
Total	$ 4,215,314,165	$ 4,140,193,936	$ 49,474,495	$ 25,645,734

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
3

Hartford Quality Value Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 7.7%
96,238	Bank of America Corp.	$ 3,414,524
56,951	Bank of Nova Scotia	3,082,758
61,272	JP Morgan Chase & Co.	8,575,629
27,817	PNC Financial Services Group, Inc.	4,601,766
		19,674,677
	Capital Goods - 9.1%
19,659	Curtiss-Wright Corp.	3,259,462
20,744	Honeywell International, Inc.	4,324,709
65,111	Johnson Controls International plc	4,529,772
7,533	Lockheed Martin Corp.	3,489,738
43,378	Otis Worldwide Corp.	3,566,973
40,608	Westinghouse Air Brake Technologies Corp.	4,215,517
		23,386,171
	Consumer Services - 3.1%
22,958	Hilton Worldwide Holdings, Inc.	3,330,976
17,388	McDonald's Corp.	4,649,551
		7,980,527
	Diversified Financials - 4.8%
29,962	American Express Co.	5,241,253
53,421	Charles Schwab Corp.	4,135,854
31,473	Morgan Stanley	3,063,267
		12,440,374
	Energy - 6.8%
35,444	Chevron Corp.	6,167,965
27,815	EOG Resources, Inc.	3,678,534
122,341	TotalEnergies SE ADR	7,590,035
		17,436,534
	Food & Staples Retailing - 2.4%
29,853	Sysco Corp.	2,312,413
26,523	Walmart, Inc.	3,815,864
		6,128,277
	Food, Beverage & Tobacco - 4.1%
44,108	Keurig Dr Pepper, Inc.	1,556,130
65,255	Mondelez International, Inc. Class A	4,270,287
46,168	Philip Morris International, Inc.	4,812,553
		10,638,970
	Health Care Equipment & Services - 8.9%
46,916	Baxter International, Inc.	2,143,592
18,998	Becton Dickinson and Co.	4,791,676
10,408	Elevance Health, Inc.	5,203,896
61,552	Medtronic plc	5,151,287
11,165	UnitedHealth Group, Inc.	5,573,456
		22,863,907
	Household & Personal Products - 2.0%
41,442	Colgate-Palmolive Co.	3,088,672
40,243	Unilever plc ADR	2,056,418
		5,145,090
	Insurance - 8.3%
48,499	American International Group, Inc.	3,066,107
14,036	Chubb Ltd.	3,193,050
19,428	Marsh & McLennan Cos., Inc.	3,398,151
54,616	MetLife, Inc.	3,988,060
50,762	Principal Financial Group, Inc.	4,698,023
28,091	Prudential Financial, Inc.	2,947,870
		21,291,261
	Materials - 3.9%
30,493	Celanese Corp. Class A	3,756,738
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Materials - 3.9% - (continued)
27,512	FMC Corp.	$ 3,662,672
20,783	PPG Industries, Inc.	2,708,856
		10,128,266
	Media & Entertainment - 5.3%
42,045	Alphabet, Inc. Class A*	4,155,728
132,923	Comcast Corp. Class A	5,230,520
49,956	Omnicom Group, Inc.	4,295,716
		13,681,964
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
79,021	AstraZeneca plc ADR	5,165,603
49,365	Merck & Co., Inc.	5,302,294
33,111	Novartis AG ADR	3,000,519
128,375	Pfizer, Inc.	5,669,040
		19,137,456
	Real Estate - 4.8%
15,778	American Tower Corp. REIT	3,524,647
144,208	Host Hotels & Resorts, Inc. REIT	2,718,321
10,346	Public Storage REIT	3,148,702
89,429	VICI Properties, Inc. REIT	3,056,683
		12,448,353
	Retailing - 2.2%
10,754	Lowe's Cos., Inc.	2,239,520
41,039	TJX Cos., Inc.	3,359,453
		5,598,973
	Semiconductors & Semiconductor Equipment - 3.5%
5,138	Broadcom, Inc.	3,005,781
59,586	Intel Corp.	1,683,900
24,461	Texas Instruments, Inc.	4,334,734
		9,024,415
	Software & Services - 4.8%
13,493	Accenture plc Class A	3,765,221
79,052	Cognizant Technology Solutions Corp. Class A	5,276,721
43,018	Fidelity National Information Services, Inc.	3,228,071
		12,270,013
	Technology Hardware & Equipment - 1.9%
101,649	Cisco Systems, Inc.	4,947,257
	Telecommunication Services - 1.7%
106,208	Verizon Communications, Inc.	4,415,067
	Transportation - 1.5%
109,197	Southwest Airlines Co.	3,905,977
	Utilities - 4.8%
21,227	American Electric Power Co., Inc.	1,994,489
32,537	Duke Energy Corp.	3,333,416
34,031	Eversource Energy	2,801,772
26,357	Sempra Energy	4,225,818
		12,355,495
	Total Common Stocks (cost $207,354,074)	$ 254,899,024

4

Hartford Quality Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 419,209	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $419,259; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $427,612		$ 419,209
	Total Short-Term Investments (cost $419,209)		$ 419,209
	Total Investments (cost $207,773,283)	99.1%	$ 255,318,233
	Other Assets and Liabilities	0.9%	2,203,895
	Total Net Assets	100.0%	$ 257,522,128
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 19,674,677	$ 19,674,677	$ —	$ —
Capital Goods	23,386,171	23,386,171	—	—
Consumer Services	7,980,527	7,980,527	—	—
Diversified Financials	12,440,374	12,440,374	—	—
Energy	17,436,534	17,436,534	—	—
Food & Staples Retailing	6,128,277	6,128,277	—	—
Food, Beverage & Tobacco	10,638,970	10,638,970	—	—
Health Care Equipment & Services	22,863,907	22,863,907	—	—
Household & Personal Products	5,145,090	5,145,090	—	—
Insurance	21,291,261	21,291,261	—	—
Materials	10,128,266	10,128,266	—	—
Media & Entertainment	13,681,964	13,681,964	—	—
Pharmaceuticals, Biotechnology & Life Sciences	19,137,456	19,137,456	—	—
Real Estate	12,448,353	12,448,353	—	—
Retailing	5,598,973	5,598,973	—	—
Semiconductors & Semiconductor Equipment	9,024,415	9,024,415	—	—
Software & Services	12,270,013	12,270,013	—	—
Technology Hardware & Equipment	4,947,257	4,947,257	—	—
Telecommunication Services	4,415,067	4,415,067	—	—
Transportation	3,905,977	3,905,977	—	—
Utilities	12,355,495	12,355,495	—	—
Short-Term Investments	419,209	—	419,209	—
Total	$ 255,318,233	$ 254,899,024	$ 419,209	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
5

The Hartford Small Cap Growth Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Automobiles & Components - 3.4%
48,763	Fox Factory Holding Corp.*	$ 5,758,422
35,111	Patrick Industries, Inc.	2,491,828
34,199	Thor Industries, Inc.	3,260,191
35,086	Visteon Corp.*	5,485,345
		16,995,786
	Banks - 3.1%
305,537	MGIC Investment Corp.	4,314,183
101,694	Synovus Financial Corp.	4,266,063
52,299	Triumph Bancorp, Inc.*	2,914,623
48,005	Western Alliance Bancorp	3,618,137
		15,113,006
	Capital Goods - 13.6%
52,513	Ameresco, Inc. Class A*	3,385,513
61,807	Applied Industrial Technologies, Inc.	8,851,381
31,493	Boise Cascade Co.	2,361,030
31,634	Chart Industries, Inc.*	4,238,323
27,939	Curtiss-Wright Corp.	4,632,286
88,750	Fluor Corp.*	3,261,563
20,828	Herc Holdings, Inc.	3,235,005
49,793	ITT, Inc.	4,560,541
48,446	John Bean Technologies Corp.	5,412,872
42,266	Rush Enterprises, Inc. Class A	2,274,334
128,507	Shoals Technologies Group, Inc. Class A*	3,584,060
76,043	SPX Technologies, Inc.*	5,703,985
272,997	Stem, Inc.*	2,691,750
143,652	WillScot Mobile Mini Holdings Corp.*	6,961,376
265,844	Zurn Water Solutions Corp.	5,811,350
		66,965,369
	Commercial & Professional Services - 6.3%
49,675	ASGN, Inc.*	4,517,941
16,033	CACI International, Inc. Class A*	4,939,607
48,180	Casella Waste Systems, Inc. Class A*	3,860,182
21,721	Clean Harbors, Inc.*	2,830,246
30,245	Exponent, Inc.	3,101,322
50,607	Insperity, Inc.	5,594,604
76,887	KBR, Inc.	3,938,921
12,998	Tetra Tech, Inc.	2,021,449
		30,804,272
	Consumer Durables & Apparel - 3.8%
69,818	Crocs, Inc.*	8,501,738
12,061	Deckers Outdoor Corp.*	5,155,836
115,497	YETI Holdings, Inc.*	5,169,646
		18,827,220
	Consumer Services - 4.8%
18,249	Churchill Downs, Inc.	4,527,577
89,690	Penn National Gaming, Inc.*	3,179,510
79,886	Texas Roadhouse, Inc.	8,022,951
49,995	Wingstop, Inc.	7,922,708
		23,652,746
	Diversified Financials - 1.0%
74,045	Stifel Financial Corp.	4,991,374
	Energy - 6.2%
46,209	Cactus, Inc. Class A	2,500,369
37,863	Chord Energy Corp.	5,426,904
94,740	Helmerich & Payne, Inc.	4,589,206
242,758	Magnolia Oil & Gas Corp. Class A	5,731,516
71,011	Ovintiv, Inc.	3,495,871
66,715	PDC Energy, Inc.	4,518,607
127,486	SM Energy Co.	4,190,465
		30,452,938
	Food & Staples Retailing - 0.8%
66,518	Performance Food Group Co.*	4,078,884
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Food, Beverage & Tobacco - 4.2%
5,831	Boston Beer Co., Inc. Class A*	$ 2,265,985
46,937	Celsius Holdings, Inc.*	4,708,720
50,117	Freshpet, Inc.*	3,173,910
21,847	Lancaster Colony Corp.	4,192,658
89,592	Simply Good Foods Co.*	3,252,189
244,245	Sovos Brands, Inc.*	3,311,962
		20,905,424
	Health Care Equipment & Services - 9.5%
16,776	Amedisys, Inc.*	1,621,568
67,083	AtriCure, Inc.*	2,903,352
64,008	Encompass Health Corp.	3,997,300
64,313	Glaukos Corp.*	3,154,553
76,889	Globus Medical, Inc. Class A*	5,805,120
74,096	Haemonetics Corp.*	6,268,522
62,605	HealthEquity, Inc.*	3,809,514
45,143	Inari Medical, Inc.*	2,575,408
9,688	Inspire Medical Systems, Inc.*	2,451,645
85,138	Integra LifeSciences Holdings Corp.*	4,878,407
17,082	ModivCare, Inc.*	1,832,215
45,468	Omnicell, Inc.*	2,522,110
138,955	Owens & Minor, Inc.*	2,742,972
10,702	Shockwave Medical, Inc.*	2,011,227
		46,573,913
	Household & Personal Products - 0.5%
229,373	Beauty Health Co.*	2,614,852
	Insurance - 0.4%
83,579	James River Group Holdings Ltd.	1,893,900
	Materials - 4.4%
172,201	Axalta Coating Systems Ltd.*	5,183,250
71,261	Cabot Corp.	5,368,091
34,300	Ingevity Corp.*	2,827,692
227,331	Livent Corp.*	5,892,420
36,577	Louisiana-Pacific Corp.	2,490,528
		21,761,981
	Media & Entertainment - 1.6%
105,913	Bumble, Inc. Class A*	2,727,260
55,072	Ziff Davis, Inc.*	4,927,842
		7,655,102
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
77,513	ACADIA Pharmaceuticals, Inc.*	1,475,072
131,737	Aclaris Therapeutics, Inc.*	2,226,355
101,996	Alkermes plc*	2,921,166
39,996	Apellis Pharmaceuticals, Inc.*	2,108,989
58,263	Blueprint Medicines Corp.*	2,723,213
37,881	Celldex Therapeutics, Inc.*	1,669,037
88,800	Crinetics Pharmaceuticals, Inc.*	1,741,368
67,288	Cytokinetics, Inc.*	2,858,394
82,221	Denali Therapeutics, Inc.*	2,488,830
489,627	Geron Corp.*	1,615,769
27,568	Halozyme Therapeutics, Inc.*	1,427,195
42,811	Harmony Biosciences Holdings, Inc.*	2,062,206
366,255	ImmunoGen, Inc.*	1,684,773
73,248	Inhibrx, Inc.*	1,831,200
67,071	Intra-Cellular Therapies, Inc.*	3,214,042
18,362	Karuna Therapeutics, Inc.*	3,661,199
42,887	Kymera Therapeutics, Inc.*	1,603,116
62,466	Morphic Holding, Inc.*	2,044,512
59,673	PTC Therapeutics, Inc.*	2,738,394
46,339	Replimune Group, Inc.*	1,290,541
88,654	Revance Therapeutics, Inc.*	3,074,521
71,831	Revolution Medicines, Inc.*	1,920,761
42,377	Sage Therapeutics, Inc.*	1,878,996
76,985	Syndax Pharmaceuticals, Inc.*	2,209,470
68,690	Vaxcyte, Inc.*	3,115,092

6

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 12.0% - (continued)
67,694	Veracyte, Inc.*	$ 1,701,150
66,058	Zentalis Pharmaceuticals, Inc.*	1,558,969
		58,844,330
	Real Estate - 2.3%
38,654	Agree Realty Corp. REIT	2,884,748
133,598	Phillips Edison & Co., Inc. REIT	4,478,205
44,735	Ryman Hospitality Properties, Inc. REIT	4,155,434
		11,518,387
	Semiconductors & Semiconductor Equipment - 4.8%
45,754	Axcelis Technologies, Inc.*	5,030,652
30,616	Cirrus Logic, Inc.*	2,767,380
38,210	Lattice Semiconductor Corp.*	2,895,936
30,110	MKS Instruments, Inc.	3,080,855
60,883	Power Integrations, Inc.	5,241,418
29,164	Silicon Laboratories, Inc.*	4,576,123
		23,592,364
	Software & Services - 12.3%
68,231	Alarm.com Holdings, Inc.*	3,657,182
55,266	Blackbaud, Inc.*	3,438,098
31,819	Ceridian HCM Holding, Inc.*	2,299,877
25,405	Concentrix Corp.	3,602,683
30,882	Consensus Cloud Solutions, Inc.*	1,814,935
45,910	DigitalOcean Holdings, Inc.*	1,347,458
161,849	EngageSmart, Inc.*	3,188,425
26,241	ExlService Holdings, Inc.*	4,476,715
34,660	Five9, Inc.*	2,730,515
31,286	Manhattan Associates, Inc.*	4,078,443
68,711	Olo, Inc. Class A*	551,062
54,190	Perficient, Inc.*	4,017,647
65,607	PowerSchool Holdings, Inc. Class A*	1,477,470
44,718	Rapid7, Inc.*	1,782,907
101,826	Repay Holdings Corp.*	991,785
53,820	Shift4 Payments, Inc. Class A*	3,446,633
50,890	Sprout Social, Inc. Class A*	3,255,433
63,706	Squarespace, Inc. Class A*	1,511,106
391,785	Verra Mobility Corp.*	6,045,243
20,155	WEX, Inc.*	3,728,070
37,863	Workiva, Inc.*	3,276,285
		60,717,972
	Technology Hardware & Equipment - 3.7%
50,056	Fabrinet*	6,590,373
45,879	Insight Enterprises, Inc.*	5,171,481
26,519	Lumentum Holdings, Inc.*	1,595,913
29,387	Novanta, Inc.*	4,745,119
		18,102,886
	Total Common Stocks (cost $382,322,395)	$ 486,062,706
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.5%
	Other Investment Pools & Funds - 0.5%
9,869	iShares Russell 2000 Growth ETF		$ 2,328,689
	Total Exchange-Traded Funds (cost $2,037,943)		$ 2,328,689
	Total Long-Term Investments (cost $384,360,338)		$ 488,391,395
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 856,256	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $856,358; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $873,477		$ 856,256
	Total Short-Term Investments (cost $856,256)		$ 856,256
	Total Investments (cost $385,216,594)	99.4%	$ 489,247,651
	Other Assets and Liabilities	0.6%	2,982,345
	Total Net Assets	100.0%	$ 492,229,996
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

7

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 16,995,786	$ 16,995,786	$ —	$ —
Banks	15,113,006	15,113,006	—	—
Capital Goods	66,965,369	66,965,369	—	—
Commercial & Professional Services	30,804,272	30,804,272	—	—
Consumer Durables & Apparel	18,827,220	18,827,220	—	—
Consumer Services	23,652,746	23,652,746	—	—
Diversified Financials	4,991,374	4,991,374	—	—
Energy	30,452,938	30,452,938	—	—
Food & Staples Retailing	4,078,884	4,078,884	—	—
Food, Beverage & Tobacco	20,905,424	20,905,424	—	—
Health Care Equipment & Services	46,573,913	46,573,913	—	—
Household & Personal Products	2,614,852	2,614,852	—	—
Insurance	1,893,900	1,893,900	—	—
Materials	21,761,981	21,761,981	—	—
Media & Entertainment	7,655,102	7,655,102	—	—
Pharmaceuticals, Biotechnology & Life Sciences	58,844,330	58,844,330	—	—
Real Estate	11,518,387	11,518,387	—	—
Semiconductors & Semiconductor Equipment	23,592,364	23,592,364	—	—
Software & Services	60,717,972	60,717,972	—	—
Technology Hardware & Equipment	18,102,886	18,102,886	—	—
Exchange-Traded Funds	2,328,689	2,328,689	—	—
Short-Term Investments	856,256	—	856,256	—
Total	$ 489,247,651	$ 488,391,395	$ 856,256	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
8

Hartford Schroders China A Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9%
	Automobiles & Components - 1.4%
29,100	Huizhou Desay Sv Automotive Co., Ltd. Class A	$ 568,088
	Banks - 6.6%
180,792	Bank of Ningbo Co., Ltd. Class A	880,844
302,133	China Merchants Bank Co., Ltd. Class A	1,851,960
		2,732,804
	Capital Goods - 13.4%
17,000	Contemporary Amperex Technology Co., Ltd. Class A	1,179,215
14,800	Gongniu Group Co., Ltd. Class A	332,459
171,400	Han's Laser Technology Industry Group Co., Ltd. Class A	712,424
196,240	Hongfa Technology Co., Ltd. Class A	1,091,346
1,600	Jiangsu Hengli Hydraulic Co., Ltd. Class A	15,533
39,068	Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	368,670
367,300	Sany Heavy Industry Co., Ltd. Class A	955,512
67,800	Sinoseal Holding Co., Ltd. Class A	418,936
125,100	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	475,787
		5,549,882
	Consumer Durables & Apparel - 3.6%
45,746	Hang Zhou Great Star Industrial Co., Ltd. Class A*	146,666
143,800	Midea Group Co., Ltd. Class A	1,180,108
9,389	Oppein Home Group, Inc. Class A	175,159
		1,501,933
	Diversified Financials - 1.4%
32,600	Hithink RoyalFlush Information Network Co., Ltd. Class A	572,474
	Food, Beverage & Tobacco - 8.5%
107,795	Chacha Food Co., Ltd. Class A	729,362
6,800	Chongqing Brewery Co., Ltd. Class A	121,460
4,545	Kweichow Moutai Co., Ltd. Class A	1,246,102
250,496	Toly Bread Co., Ltd. Class A	621,463
25,999	Wuliangye Yibin Co., Ltd. Class A	809,002
		3,527,389
	Health Care Equipment & Services - 0.8%
114,400	Edan Instruments, Inc. Class A	207,052
124,865	Shanghai Kinetic Medical Co., Ltd. Class A	133,959
		341,011
	Insurance - 5.1%
281,800	Ping An Insurance Group Co. of China Ltd. Class A	2,136,245
	Materials - 22.5%
233,300	China Jushi Co., Ltd. Class A	510,732
298,409	Chongqing Zaisheng Technology Corp. Ltd. Class A	258,796
256,414	Citic Pacific Special Steel Group Co., Ltd. Class A	693,808
229,780	Hengli Petrochemical Co., Ltd. Class A	597,429
412,178	Huafon Chemical Co., Ltd. Class A	464,581
249,600	Hubei Dinglong Co., Ltd. Class A	847,382
67,400	Jiangsu Boqian New Materials Stock Co., Ltd. Class A	519,118
120,800	LB Group Co., Ltd. Class A	373,865
439,046	Satellite Chemical Co., Ltd. Class A	1,154,079
180,400	Shandong Sinocera Functional Material Co., Ltd. Class A	874,016
75,500	Wanhua Chemical Group Co., Ltd. Class A	1,083,194
1,047	Western Superconducting Technologies Co., Ltd. Class A	15,296
96,840	Zhejiang Huayou Cobalt Co., Ltd. Class A	947,608
561,057	Zijin Mining Group Co., Ltd. Class A	985,267
		9,325,171
	Media & Entertainment - 4.1%
259,200	Focus Media Information Technology Co., Ltd. Class A	267,486
199,100	Mango Excellent Media Co., Ltd. Class A	902,214
244,700	Perfect World Co., Ltd. Class A	510,398
		1,680,098
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
72,400	Amoy Diagnostics Co., Ltd. Class A	309,085
31,700	Hangzhou Tigermed Consulting Co., Ltd. Class A	548,001
25,276	Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	158,337
Shares or Principal Amount		Market Value†
COMMON STOCKS - 85.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3% - (continued)
40,380	Shenzhen Kangtai Biological Products Co., Ltd. Class A	$ 220,379
70,760	WuXi AppTec Co., Ltd. Class A	982,886
		2,218,688
	Real Estate - 0.9%
162,844	Poly Developments and Holdings Group Co., Ltd. Class A	379,459
	Retailing - 1.1%
14,900	China Tourism Group Duty Free Corp. Ltd. Class A	471,789
	Semiconductors & Semiconductor Equipment - 2.7%
154,956	LONGi Green Energy Technology Co., Ltd. Class A*	1,110,792
	Technology Hardware & Equipment - 6.2%
143,800	GoerTek, Inc. Class A	442,097
54,110	Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	505,771
189,959	Shenzhen Sunlord Electronics Co., Ltd. Class A	808,842
128,800	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	515,815
71,500	Zhongji Innolight Co., Ltd. Class A	309,021
		2,581,546
	Transportation - 2.3%
107,600	SF Holding Co., Ltd. Class A	939,164
	Total Common Stocks (cost $35,532,950)	$ 35,636,533
WARRANTS - 13.7%(1)
	Banks - 3.2%
45,388	Autobio Diagnostics Co., Ltd. Expires 10/13/2023*	$ 442,599
65,195	Micro-Tech Nanjing Co., Ltd. Expires 10/2/2023*	876,381
		1,318,980
	Diversified Financials - 2.1%
25,691	Advanced Micro-Fabrication Equipment, Inc. China Expires 8/14/2023*	398,809
15,439	ZWSOFT Co., Ltd. Guangzhou Expires 9/22/2023*	494,362
		893,171
	Health Care Equipment & Services - 2.5%
3,880	iRay Technology Co., Ltd. Expires 6/13/2023*	268,512
42,185	Qingdao Haier Biomedical Co., Ltd. Expires 1/03/2024*	453,007
30,648	Qingdao Haier Biomedical Co., Ltd. Expires 5/29/2023*	329,116
		1,050,635
	Household & Personal Products - 2.1%
177,358	Ninebot Ltd. Expires 8/28/2023*	871,179
	Software & Services - 2.0%
63,425	Piesat Information Technology Co., Ltd. Expires 12/22/2023*	825,648
	Technology Hardware & Equipment - 1.8%
15,840	Gongniu Group Co., Ltd. Expires 2/17/2023*	354,990
38,451	Shanghai Holystar Information Technology Co., Ltd. Expires 1/18/2024*	392,992
		747,982
	Total Warrants (cost $5,453,656)	$ 5,707,595
	Total Long-Term Investments (cost $40,986,606)	$ 41,344,128

9

Hartford Schroders China A Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
162,607	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(2)		$ 162,607
	Total Short-Term Investments (cost $162,607)		$ 162,607
	Total Investments (cost $41,149,213)	100.0%	$ 41,506,735
	Other Assets and Liabilities	(0.0)%	(14,228)
	Total Net Assets	100.0%	$ 41,492,507
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 568,088	$ —	$ 568,088	$ —
Banks	2,732,804	—	2,732,804	—
Capital Goods	5,549,882	—	5,549,882	—
Consumer Durables & Apparel	1,501,933	—	1,501,933	—
Diversified Financials	572,474	—	572,474	—
Food, Beverage & Tobacco	3,527,389	—	3,527,389	—
Health Care Equipment & Services	341,011	—	341,011	—
Insurance	2,136,245	—	2,136,245	—
Materials	9,325,171	15,296	9,309,875	—
Media & Entertainment	1,680,098	—	1,680,098	—
Pharmaceuticals, Biotechnology & Life Sciences	2,218,688	—	2,218,688	—
Real Estate	379,459	—	379,459	—
Retailing	471,789	—	471,789	—
Semiconductors & Semiconductor Equipment	1,110,792	—	1,110,792	—
Technology Hardware & Equipment	2,581,546	—	2,581,546	—
Transportation	939,164	—	939,164	—
Warrants	5,707,595	—	5,707,595	—
Short-Term Investments	162,607	162,607	—	—
Total	$ 41,506,735	$ 177,903	$ 41,328,832	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
10

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4%
	Brazil - 2.4%
2,200	AES Brasil Energia S.A.	$ 4,377
5,500	Arezzo Industria e Comercio S.A.	94,912
23,200	B3 S.A. - Brasil Bolsa Balcao	59,230
19,600	BB Seguridade Participacoes S.A.	145,872
17,600	Cia de Saneamento de Minas Gerais	50,758
41,709	Cia Energetica de Minas Gerais ADR	93,428
26,100	Cosan S.A.	85,864
15,800	Hypera S.A.	144,420
7,800	Kepler Weber S.A.	35,540
10,000	M Dias Branco S.A.	67,411
28,830	Odontoprev S.A.	64,631
42,400	Santos Brasil Participacoes S.A.	73,586
1,300	Sao Martinho S.A.	6,405
4,000	Sendas Distribuidora S.A.	15,484
12,200	Transmissora Alianca de Energia Eletrica S.A.	89,067
900	Tupy S.A.	4,789
4,500	Ultrapar Participacoes S.A.	11,693
24,600	WEG S.A.	185,313
		1,232,780
	Cayman Islands - 0.1%
3,716	Patria Investments Ltd. Class A	57,338
	Chile - 0.7%
55,080	Cencosud S.A.	98,931
2,508	Sociedad Quimica y Minera de Chile S.A. ADR	244,630
		343,561
	China - 31.4%
27,500	37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	83,387
500,000	Agricultural Bank of China Ltd. Class H	179,967
128,600	Alibaba Group Holding Ltd.*	1,768,078
31,500	Anhui Anke Biotechnology Group Co., Ltd. Class A	53,022
16,500	Anhui Guangxin Agrochemical Co., Ltd. Class A	77,479
122,000	BAIC Motor Corp. Ltd. Class H(1)	37,449
24,750	Baidu, Inc. Class A*	416,048
776,000	Bank of China Ltd. Class H	295,396
220,000	Bank of Communications Co., Ltd. Class H	135,982
69,000	Bank of Jiangsu Co., Ltd. Class A	75,973
14,000	Beijing Easpring Material Technology Co., Ltd. Class A	140,459
5,000	Beijing United Information Technology Co., Ltd. Class A	71,859
300	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	5,969
2,200	Bethel Automotive Safety Systems Co., Ltd. Class A	28,278
10,000	BYD Co., Ltd. Class H	316,675
16,600	Chengxin Lithium Group Co., Ltd. Class A	105,582
134,000	China Feihe Ltd.(1)	128,565
38,000	China Meidong Auto Holdings Ltd.	94,283
55,000	China Merchants Bank Co., Ltd. Class H	356,737
3,800	China Pacific Insurance Group Co., Ltd. Class H	10,448
28,500	China Resources Pharmaceutical Group Ltd.(1)	21,468
5,000	China Tourism Group Duty Free Corp. Ltd. Class A	158,319
1,324,000	China Tower Corp. Ltd. Class H(1)	150,434
46,000	China Water Affairs Group Ltd.	39,982
2,900	Contemporary Amperex Technology Co., Ltd. Class A	201,160
110,000	CSPC Pharmaceutical Group Ltd.	125,422
17,400	Dongfang Electric Corp. Ltd. Class H	31,077
4,500	Eastroc Beverage Group Co., Ltd. Class A	118,920
19,600	Fuyao Glass Industry Group Co., Ltd. Class H(1)	96,463
14,680	Ganfeng Lithium Co., Ltd. Class H(1)	134,075
1,800	G-bits Network Technology Xiamen Co., Ltd. Class A	94,439
17,000	Geely Automobile Holdings Ltd.	27,579
37,500	GEM Co., Ltd. Class A	44,468
2,700	Ginlong Technologies Co., Ltd. Class A*	73,589
200	Gongniu Group Co., Ltd. Class A	4,493
9,100	Gotion High-tech Co., Ltd. Class A	43,955
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	China - 31.4% - (continued)
53,000	Greentown Management Holdings Co., Ltd.(1)	$ 43,783
10,400	Guangzhou Tinci Materials Technology Co., Ltd. Class A	76,031
3,400	Hangzhou Tigermed Consulting Co., Ltd. Class H(1)	44,600
19,340	Hefei Meiya Optoelectronic Technology, Inc. Class A	78,648
2,300	Hithink RoyalFlush Information Network Co., Ltd. Class A	40,389
7,000	Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	30,345
400	Huizhou Desay Sv Automotive Co., Ltd. Class A	7,809
698,000	Industrial & Commercial Bank of China Ltd. Class H	373,373
1,400	Jafron Biomedical Co., Ltd. Class A	7,012
12,300	JD Health International, Inc.*(1)	102,143
48,480	JD.com, Inc. Class A	1,439,534
6,800	Jiangsu Hengli Hydraulic Co., Ltd. Class A	66,016
65,000	Jiumaojiu International Holdings Ltd.(1)	166,542
14,200	LONGi Green Energy Technology Co., Ltd. Class A	101,792
20,800	Meituan Class B*(1)	465,002
10,600	Midea Group Co., Ltd. Class A	86,990
12,000	NetDragon Websoft Holdings Ltd.	27,874
18,400	NetEase, Inc.	326,455
37,000	New China Life Insurance Co., Ltd. Class H	99,233
2,500	Ningbo Deye Technology Co., Ltd. Class A	129,517
12,420	NIO, Inc. Class A*	149,092
36,000	Nongfu Spring Co., Ltd. Class H(1)	203,789
5,012	Pinduoduo, Inc. ADR*	491,076
34,500	Ping An Insurance Group Co. of China Ltd. Class H	267,986
169,000	Postal Savings Bank of China Co., Ltd. Class H(1)	115,006
6,700	Shanghai Flyco Electrical Appliance Co., Ltd. Class A	66,031
13,600	Shenzhen Capchem Technology Co., Ltd. Class A	98,940
1,500	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	74,160
46,100	Sichuan Road and Bridge Group Co., Ltd. Class A	80,164
31,600	Sichuan Yahua Industrial Group Co., Ltd. Class A	121,184
2,500	Sinoma Science & Technology Co., Ltd. Class A	9,220
36,500	Sinopec Engineering Group Co., Ltd. Class H	18,398
1,100	Suzhou Maxwell Technologies Co., Ltd. Class A	72,461
5,200	Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	49,079
62,300	Tencent Holdings Ltd.	3,035,811
10,300	Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	64,963
20,000	Tianneng Power International Ltd.	29,641
28,000	Tianqi Lithium Corp. Class H*	259,544
44,800	Tongcheng-Elong Holdings Ltd.*	101,508
9,200	Tongwei Co., Ltd. Class A	57,707
62,000	Topsports International Holdings Ltd.(1)	58,420
20,000	Want Want China Holdings Ltd.	13,026
2,600	WuXi AppTec Co., Ltd. Class H(1)	33,785
32,500	Wuxi Biologics Cayman, Inc.*(1)	271,388
500	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,437
7,700	Wuxi Shangji Automation Co., Ltd. Class A	130,845
4,800	Xiamen Faratronic Co., Ltd. Class A	127,803
14,700	Xiamen Tungsten Co., Ltd. Class A	48,416
400	XPeng, Inc. Class A*	2,105
26,000	Yadea Group Holdings Ltd.(1)	59,276
9,900	Yangling Metron New Material, Inc. Class A	79,775
7,600	Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	64,399
14,600	Yealink Network Technology Corp. Ltd. Class A	132,414
2,150	Yum China Holdings, Inc.	130,264
52,000	Zhejiang Expressway Co., Ltd. Class H	44,904
300	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	2,509
23,500	Zhongsheng Group Holdings Ltd.	132,967
		16,162,060
	Colombia - 0.1%
4,589	Geopark Ltd.	69,799
	Czech Republic - 0.2%
2,668	Komercni Banka AS	90,049

11

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Greece - 0.7%
7,361	Hellenic Telecommunications Organization S.A.	$ 116,041
1,931	Motor Oil Hellas Corinth Refineries S.A.	47,189
3,874	Mytilineos S.A.	100,221
17,367	National Bank of Greece S.A.*	82,574
		346,025
	Hong Kong - 1.8%
77,800	AIA Group Ltd.	879,735
9,200	Hongkong Land Holdings Ltd.	44,976
		924,711
	Hungary - 0.7%
22,880	Magyar Telekom Telecommunications plc	24,292
4,045	OTP Bank Nyrt	121,882
9,624	Richter Gedeon Nyrt	217,323
		363,497
	India - 10.1%
468	ABB India Ltd.	16,287
2,526	Asian Paints Ltd.	84,354
110	Avenue Supermarts Ltd.*(1)	4,725
1,912	Bajaj Finance Ltd.	138,215
9,322	Bharti Airtel Ltd.	87,838
8,179	Colgate-Palmolive India Ltd.	145,326
8,345	Dabur India Ltd.	56,980
5,997	Devyani International Ltd.*	11,357
5,748	Eicher Motors Ltd.	229,783
48	Grindwell Norton Ltd.	1,175
13,132	HCL Technologies Ltd.	181,085
38,050	HDFC Bank Ltd.	748,772
6,591	Hindustan Unilever Ltd.	207,948
5,959	Housing Development Finance Corp. Ltd.	191,835
75,053	ICICI Bank Ltd.	767,880
13,347	Infosys Ltd. ADR	250,924
26,973	Marico Ltd.	164,427
3,300	Metro Brands Ltd.	30,635
194	Nestle India Ltd.	45,134
63,453	Power Grid Corp. of India Ltd.	168,388
21,430	Reliance Industries Ltd.	618,199
773	Reliance Industries Ltd. GDR(1)	44,355
2,699	Shriram Finance Ltd.	42,579
25	SKF India Ltd.	1,344
2,943	SRF Ltd.	78,791
14,777	Tata Consultancy Services Ltd.	609,901
14,722	UPL Ltd.	136,546
8,510	Varun Beverages Ltd.	119,518
		5,184,301
	Indonesia - 2.9%
305,500	Bank Central Asia Tbk PT	173,374
405,900	Bank Mandiri Persero Tbk PT	270,466
313,600	Bank Negara Indonesia Persero Tbk PT	192,234
1,035,400	Bank Rakyat Indonesia Persero Tbk PT	317,524
486,300	Kalbe Farma Tbk PT	66,954
88,200	Matahari Department Store Tbk PT	25,858
30,900	Mitra Adiperkasa Tbk PT*	2,684
445,700	Pakuwon Jati Tbk PT	13,331
992,700	Perusahaan Gas Negara Persero Tbk PT	102,755
1,251,500	Telkom Indonesia Persero Tbk PT	323,428
		1,488,608
	Malaysia - 2.0%
6,500	Bursa Malaysia Bhd	10,225
107,600	CIMB Group Holdings Bhd	145,330
55,100	DiGi.Com Bhd	54,494
57,200	Frontken Corp. Bhd	44,598
5,400	Hong Leong Bank Bhd	26,014
100,600	Malayan Banking Bhd	206,329
26,600	Mega First Corp. Bhd	22,241
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	Malaysia - 2.0% - (continued)
18,850	MR DIY Group M Bhd(1)	$ 8,420
92,400	Press Metal Aluminium Holdings Bhd	112,706
270,800	Public Bank Bhd	269,559
63,400	RHB Bank Bhd	85,588
3,900	TIME dotCom Bhd	4,809
31,100	Uchi Technologies Bhd	23,085
4,300	Westports Holdings Bhd	3,808
		1,017,206
	Mexico - 3.5%
90,100	Alfa S.A.B. de C.V. Class A	65,217
9,300	Arca Continental S.A.B. de C.V.	82,033
59,700	Bolsa Mexicana de Valores S.A.B. de C.V.	129,637
20,700	Concentradora Fibra Danhos S.A. de C.V. REIT	27,262
1,755	Fomento Economico Mexicano S.A.B. de C.V. ADR	154,089
24,400	Gentera S.A.B. de C.V.	29,777
9,800	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	89,535
1,722	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	297,165
270	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	73,440
50,900	Grupo Financiero Banorte S.A.B. de C.V. Class O	421,678
42,800	Grupo Financiero Inbursa S.A.B. de C.V. Class O*	92,326
170,200	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	324,031
		1,786,190
	Poland - 0.3%
1,675	Dino Polska S.A.*(1)	151,746
	Qatar - 0.5%
48,170	Qatar National Bank QPSC	238,778
	Romania - 0.0%
464	BRD-Groupe Societe Generale S.A.	1,407
	Russia - 0.0%
378	HeadHunter Group plc ADR*(2)	—
1,092	Lukoil PJSC*(2)	—
762	Mobile TeleSystems PJSC*(2)	—
92	Novatek PJSC GDR*(2)(3)	—
235	Polyus PJSC GDR*(2)(3)	—
		—
	Saudi Arabia - 2.4%
13,613	Al Rajhi Bank*	297,433
3,659	Banque Saudi Fransi	39,827
3,891	Jarir Marketing Co.	155,930
1,791	Mouwasat Medical Services Co.	98,307
25,618	Riyad Bank	210,241
6,497	Saudi British Bank	62,841
28,553	Saudi National Bank	359,861
1,712	Saudi Telecom Co.	16,832
		1,241,272
	South Africa - 3.9%
902	Anglo American Platinum Ltd.	67,083
29,956	AVI Ltd.	127,862
7,051	Bidvest Group Ltd.	91,007
22,618	FirstRand Ltd.	84,039
9,425	Gold Fields Ltd. ADR	107,822
8,408	Impala Platinum Holdings Ltd.	97,498
11,011	Kumba Iron Ore Ltd.	337,157
16,755	Mr. Price Group Ltd.	158,556
14,575	MTN Group Ltd.	123,372
1,516	MultiChoice Group Ltd.	10,438
1,615	Naspers Ltd. Class N	312,242
42,585	Sanlam Ltd.	137,789
3,621	Sappi Ltd.	10,707
1,951	Tharisa plc	2,429
43,177	Truworths International Ltd.	164,544
28,633	Vodacom Group Ltd.	201,229
		2,033,774

12

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.4% - (continued)
	South Korea - 14.7%
493	AfreecaTV Co., Ltd.	$ 32,051
3,283	BH Co., Ltd.*	55,148
834	Celltrion, Inc.	110,072
323	CJ CheilJedang Corp.	90,621
2,963	Classys, Inc.	45,462
3,775	Daeduck Electronics Co., Ltd. / New	66,292
487	Dentium Co., Ltd.	46,805
11,523	Dongkuk Steel Mill Co., Ltd.	128,538
3,368	Doosan Bobcat, Inc.	95,578
446	Ecopro BM Co., Ltd.	36,414
484	GOLFZON Co., Ltd.	55,721
3,015	HD Hyundai Co., Ltd.	149,874
3,795	HL Mando Co., Ltd.	138,026
949	Hyundai Department Store Co., Ltd.	47,612
4,329	Hyundai Engineering & Construction Co., Ltd.	134,586
6,117	Jeisys Medical, Inc.	43,888
1,415	JYP Entertainment Corp.*	83,885
6,583	Korean Air Lines Co., Ltd.*	130,253
5,834	KT Corp.	166,244
639	L&F Co., Ltd.	107,875
415	LEENO Industrial, Inc.	57,935
516	LG Chem Ltd.	291,232
234	LG Energy Solution Ltd.*	99,532
530	LG Innotek Co., Ltd.	118,078
793	Lotte Chemical Corp.	114,491
1,436	LOTTE Fine Chemical Co., Ltd.	67,077
3,352	Lutronic Corp.	64,005
621	NEXTIN, Inc.	25,309
561	Park Systems Corp.	56,098
329	PharmaResearch Co., Ltd.	20,755
58,500	Samsung Electronics Co., Ltd.	2,913,898
3,625	Samsung Engineering Co., Ltd.*	76,502
758	Samsung SDI Co., Ltd.	424,785
1,251	SK Chemicals Co., Ltd.	85,483
11,200	SK Hynix, Inc.	810,251
1,171	SK Innovation Co., Ltd.*	155,644
1,281	SK Telecom Co., Ltd.	48,544
3,070	S-Oil Corp.	221,464
137	Soulbrain Co., Ltd.	26,159
501	Tokai Carbon Korea Co., Ltd.	42,670
1,773	Youngone Corp.	63,053
		7,547,910
	Taiwan - 15.5%
25,000	Accton Technology Corp.	204,307
18,000	Advantech Co., Ltd.	205,825
3,000	Alchip Technologies Ltd.	85,339
1,000	ASPEED Technology, Inc.	70,818
4,000	Bizlink Holding, Inc.	35,090
11,000	Chroma ATE, Inc.	68,263
88,000	Chunghwa Telecom Co., Ltd.	328,866
19,000	Compeq Manufacturing Co., Ltd.	29,075
42,000	E Ink Holdings, Inc.	243,717
6,000	Eclat Textile Co., Ltd.	100,064
18,000	FLEXium Interconnect, Inc.	60,306
106,050	Fubon Financial Holding Co., Ltd.	213,593
9,000	Fusheng Precision Co., Ltd.	66,658
66,000	Gold Circuit Electronics Ltd.	193,497
3,000	King Slide Works Co., Ltd.	40,562
2,000	KMC Kuei Meng International, Inc.	10,054
8,000	Lotes Co., Ltd.	203,368
18,000	Makalot Industrial Co., Ltd.	131,411
21,000	MediaTek, Inc.	507,380
14,000	Nan Ya Printed Circuit Board Corp.	114,962
6,000	Nien Made Enterprise Co., Ltd.	62,537
7,000	Novatek Microelectronics Corp.	83,355
3,000	Pegavision Corp.	45,607
17,000	President Chain Store Corp.	153,129
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.4% - (continued)
	Taiwan - 15.5% - (continued)
9,000	Radiant Opto-Electronics Corp.		$ 30,852
5,000	Simplo Technology Co., Ltd.		49,535
7,000	Sino-American Silicon Products, Inc.		38,224
245,000	Taiwan Semiconductor Manufacturing Co., Ltd.		4,323,461
4,000	Universal Vision Biotechnology Co., Ltd.		43,640
2,000	Voltronic Power Technology Corp.		101,208
15,000	Wistron NeWeb Corp.		40,995
4,000	Wiwynn Corp.		100,471
			7,986,169
	Thailand - 1.3%
8,000	Advanced Info Service PCL NVDR		47,368
185,400	AP Thailand PCL NVDR		67,023
7,800	Bangchak Corp. PCL NVDR		8,669
20,600	Bangkok Bank PCL NVDR		99,310
81,700	Bangkok Dusit Medical Services PCL NVDR		73,870
35,000	Bumrungrad Hospital PCL NVDR		230,667
13,800	Kasikornbank PCL NVDR		60,864
67,800	Supalai PCL NVDR		49,794
51,500	TTW PCL NVDR		14,743
			652,308
	United Arab Emirates - 1.2%
26,679	Abu Dhabi Commercial Bank PJSC		61,187
99,213	Emaar Properties PJSC		150,756
41,698	Emirates NBD Bank PJSC		147,305
31,142	Emirates Telecommunications Group Co. PJSC		218,198
12,993	First Abu Dhabi Bank PJSC		48,196
			625,642
	Total Common Stocks (cost $44,171,031)		$ 49,545,131
PREFERRED STOCKS - 2.1%
	Brazil - 2.0%
58,310	Banco Bradesco S.A. (Preference Shares)		$ 161,044
93,200	Cia de Saneamento do Parana (Preference Shares)		64,627
70,900	Itau Unibanco Holding S.A. (Preference Shares)		353,781
133,180	Itausa S.A. (Preference Shares)		223,790
39,800	Petroleo Brasileiro S.A. (Preference Shares)		204,398
1,500	Unipar Carbocloro S.A. Series B		25,217
			1,032,857
	Chile - 0.1%
8,160	Embotelladora Andina S.A. (Preference Shares)		20,242
	Total Preferred Stocks (cost $1,177,153)		$ 1,053,099
	Total Long-Term Investments (cost $45,348,184)		$ 50,598,230
SHORT-TERM INVESTMENTS - 0.6%
	Other Investment Pools & Funds - 0.6%
316,603	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(4)		$ 316,603
	Total Short-Term Investments (cost $316,603)		$ 316,603
	Total Investments (cost $45,664,787)	99.1%	$ 50,914,833
	Other Assets and Liabilities	0.9%	454,792
	Total Net Assets	100.0%	$ 51,369,625
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

13

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $2,341,434, representing 4.6% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $0, representing 0.0% of net assets.
(4)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
341,444	USD	5,841,900	ZAR	BNP	02/22/2023	$ 6,317
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
14

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 1,232,780	$ 1,232,780	$ —	$ —
Cayman Islands	57,338	57,338	—	—
Chile	343,561	343,561	—	—
China	16,162,060	493,585	15,668,475	—
Colombia	69,799	69,799	—	—
Czech Republic	90,049	—	90,049	—
Greece	346,025	—	346,025	—
Hong Kong	924,711	—	924,711	—
Hungary	363,497	24,292	339,205	—
India	5,184,301	250,924	4,933,377	—
Indonesia	1,488,608	—	1,488,608	—
Malaysia	1,017,206	15,034	1,002,172	—
Mexico	1,786,190	1,786,190	—	—
Poland	151,746	—	151,746	—
Qatar	238,778	—	238,778	—
Romania	1,407	—	1,407	—
Russia	—	—	—	—
Saudi Arabia	1,241,272	1,241,272	—	—
South Africa	2,033,774	357,763	1,676,011	—
South Korea	7,547,910	—	7,547,910	—
Taiwan	7,986,169	—	7,986,169	—
Thailand	652,308	14,743	637,565	—
United Arab Emirates	625,642	—	625,642	—
Preferred Stocks	1,053,099	1,053,099	—	—
Short-Term Investments	316,603	316,603	—	—
Foreign Currency Contracts(2)	6,317	—	6,317	—
Total	$ 50,921,150	$ 7,256,983	$ 43,664,167	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
15

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Brazil - 7.3%
1,332,742	3R Petroleum Oleo E Gas S.A.*	$ 11,769,758
5,477,519	CCR S.A.	12,689,483
2,309,568	Dexco S.A.	3,430,479
1,664,171	Energisa S.A.	13,850,881
13,570,413	Itau Unibanco Holding S.A. ADR	67,580,657
4,185,805	Lojas Renner S.A.	17,835,621
18,828	MercadoLibre, Inc.*	22,248,859
3,187,688	Petro Rio S.A.*	26,436,906
1,531,690	Petroleo Brasileiro S.A. ADR	17,767,604
8,431,567	Raia Drogasil S.A.	41,241,812
2,392,484	Rede D'Or Sao Luiz S.A.(1)	15,034,620
5,672,667	TIM S.A.	13,175,097
5,649,003	Vale S.A. ADR	105,523,376
3,295,386	WEG S.A.	24,824,293
665,694	XP, Inc. Class A*	11,862,667
376,439	YDUQS Participacoes S.A.	766,033
		406,038,146
	Chile - 0.8%
135,122,231	Banco de Chile	14,765,509
1,403,031	Banco Santander Chile ADR	23,725,254
3,548,464	Falabella S.A.	8,249,650
		46,740,413
	China - 30.4%
12,835,196	Alibaba Group Holding Ltd.*	176,466,737
2,326,354	Baidu, Inc. Class A*	39,106,098
7,990,168	Centre Testing International Group Co., Ltd. Class A	28,138,800
13,917,000	China Mengniu Dairy Co., Ltd.*	67,133,832
7,294,500	China Merchants Bank Co., Ltd. Class H	47,313,054
17,359,400	China Pacific Insurance Group Co., Ltd. Class H	47,729,077
5,646,000	China Resources Land Ltd.	27,058,758
589,200	Contemporary Amperex Technology Co., Ltd. Class A	40,870,195
3,125,100	ENN Energy Holdings Ltd.	47,085,010
1,178,200	H World Group Ltd. ADR	55,940,936
5,514,000	Innovent Biologics, Inc.*(1)	30,031,731
4,568,076	JD.com, Inc. Class A	135,641,489
9,990,156	LONGi Green Energy Technology Co., Ltd. Class A*	71,613,749
2,158,250	Meituan Class B*(1)	48,249,570
11,150,545	Midea Group Co., Ltd. Class A	91,507,997
27,252,000	PICC Property & Casualty Co., Ltd. Class H	25,621,016
282,962	Pinduoduo, Inc. ADR*	27,724,617
15,591,910	Satellite Chemical Co., Ltd. Class A	40,984,987
6,174,973	SF Holding Co., Ltd. Class A	53,896,931
6,296,050	Shenzhen Inovance Technology Co., Ltd. Class A	66,620,664
3,202,400	Shenzhou International Group Holdings Ltd.	40,329,792
3,212,434	Sieyuan Electric Co., Ltd. Class A	20,765,809
6,200,000	Tencent Holdings Ltd.	302,119,240
1,325,400	Wuliangye Yibin Co., Ltd. Class A	41,242,036
3,602,000	Wuxi Biologics Cayman, Inc.*(1)	30,078,143
1,091,939	Yum China Holdings, Inc.	66,663,318
2,232,256	Zhejiang Supor Co., Ltd. Class A	17,106,784
474,134	ZTO Express Cayman, Inc. ADR	13,517,560
		1,700,557,930
	Egypt - 0.2%
6,950,149	Commercial International Bank Egypt S.A.E. GDR	11,271,508
	Greece - 1.2%
7,522,520	Alpha Services and Holdings S.A.*	10,249,314
15,459,910	Eurobank Ergasias Services & Holdings S.A.*	20,977,090
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Greece - 1.2% - (continued)
981,438	Hellenic Telecommunications Organization S.A.	$ 15,471,626
4,271,139	National Bank of Greece S.A.*	20,307,863
		67,005,893
	Hong Kong - 3.6%
10,077,000	AIA Group Ltd.	113,947,134
13,208,000	Hang Lung Properties Ltd.	24,904,278
3,643,260	Prudential plc	60,532,952
		199,384,364
	Hungary - 0.7%
553,790	OTP Bank Nyrt	16,686,516
1,036,354	Richter Gedeon Nyrt	23,402,328
		40,088,844
	India - 9.1%
4,127,261	Axis Bank Ltd.	44,111,034
6,070,875	Bharti Airtel Ltd.	57,204,091
2,954,394	Cipla Ltd.	36,828,730
6,156,366	HDFC Bank Ltd.	121,148,844
9,241,563	ICICI Bank Ltd.	94,551,961
1,222,296	Mahindra & Mahindra Ltd.	20,661,164
1,755,995	Reliance Industries Ltd.	50,655,863
1,953,820	Tata Consultancy Services Ltd.	80,641,290
		505,802,977
	Indonesia - 0.9%
30,930,300	Bank Mandiri Persero Tbk PT	20,609,974
97,016,220	Bank Rakyat Indonesia Persero Tbk PT	29,751,752
		50,361,726
	Malaysia - 0.5%
20,331,132	CIMB Group Holdings Bhd	27,460,295
	Mexico - 2.5%
939,952	Fomento Economico Mexicano S.A.B. de C.V. ADR	82,527,786
7,240,568	Grupo Financiero Banorte S.A.B. de C.V. Class O	59,983,994
		142,511,780
	Peru - 0.6%
242,733	Credicorp Ltd.	32,599,042
	Poland - 0.9%
829,405	Bank Polska Kasa Opieki S.A.	17,723,767
1,417,539	Powszechna Kasa Oszczednosci Bank Polski S.A.	10,572,720
2,810,322	Powszechny Zaklad Ubezpieczen S.A.	23,887,681
		52,184,168
	Qatar - 0.5%
5,879,319	Qatar National Bank QPSC	29,143,741
	Russia - 0.0%
390,765	Lukoil PJSC*(2)	—
339,057	Magnit PJSC*(2)	—
366,305	Novatek PJSC GDR*(2)(3)	—
67,747	Polyus PJSC*(2)	—
30,946	Polyus PJSC GDR*(2)(3)	—
5,358,303	Rosneft Oil Co. PJSC*(2)	—
836,086	Yandex N.V. Class A*(2)	—
		—
	Saudi Arabia - 1.3%
3,431,529	Alinma Bank	30,036,165
3,471,014	Saudi National Bank	43,746,060
		73,782,225

16

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	South Africa - 5.4%
2,555,457	Aspen Pharmacare Holdings Ltd.	$ 22,295,645
2,674,366	AVI Ltd.	11,415,061
314,665	Capitec Bank Holdings Ltd.	32,500,569
15,324,453	FirstRand Ltd.	56,939,508
1,650,587	Foschini Group Ltd.	10,317,705
4,345,368	Gold Fields Ltd.	49,528,051
4,288,401	MTN Group Ltd.	36,299,668
269,786	Naspers Ltd. Class N	52,160,114
2,353,831	Shoprite Holdings Ltd.	32,584,459
		304,040,780
	South Korea - 15.1%
399,418	KB Financial Group, Inc.	18,202,432
334,171	Kia Corp.	18,206,275
69,163	Korea Zinc Co., Ltd.*	30,461,773
156,084	LG Chem Ltd.	88,094,273
31,489	LG H&H Co., Ltd.	19,090,476
2,395,299	LG Uplus Corp.	21,661,265
155,081	Samsung Electro-Mechanics Co., Ltd.	18,112,370
7,375,872	Samsung Electronics Co., Ltd.	367,393,873
188,222	Samsung Fire & Marine Insurance Co., Ltd.	31,035,266
181,170	Samsung SDI Co., Ltd.	101,528,043
1,144,917	SK Hynix, Inc.	82,827,679
182,614	SK Innovation Co., Ltd.*	24,272,144
524,359	SK Telecom Co., Ltd.	19,870,632
		840,756,501
	Taiwan - 14.8%
2,492,000	Accton Technology Corp.	20,365,306
13,465,036	ASE Technology Holding Co., Ltd.	45,431,592
22,571,264	Cathay Financial Holding Co., Ltd.	32,134,283
6,705,000	Chunghwa Telecom Co., Ltd.	25,057,369
47,868,000	CTBC Financial Holding Co., Ltd.	36,601,048
19,646,000	Hon Hai Precision Industry Co., Ltd.	65,514,140
2,395,000	MediaTek, Inc.	57,865,492
29,433,139	Taiwan Semiconductor Manufacturing Co., Ltd.	519,400,174
10,355,000	Uni-President Enterprises Corp.	23,263,410
		825,632,814
	Thailand - 1.2%
15,203,900	Kasikornbank PCL NVDR	67,055,857
	United Arab Emirates - 0.9%
27,461,370	Emaar Properties PJSC	41,727,982
2,003,997	First Abu Dhabi Bank PJSC	7,433,589
		49,161,571
	United Kingdom - 0.2%
1,182,092	Pepco Group N.V.*(1)	11,464,476
	United States - 0.3%
89,490	Globant S.A.*	14,513,488
	Total Common Stocks (cost $4,667,813,306)	$ 5,497,558,539
PREFERRED STOCKS - 0.6%
	Brazil - 0.6%
10,997,764	Banco Bradesco S.A. (Preference Shares)	$ 30,374,220
	Total Preferred Stocks (cost $31,569,429)	$ 30,374,220
	Total Long-Term Investments (cost $4,699,382,735)	$ 5,527,932,759
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Other Investment Pools & Funds - 0.7%
40,886,359	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(4)		$ 40,886,359
	Total Short-Term Investments (cost $40,886,359)		$ 40,886,359
	Total Investments (cost $4,740,269,094)	99.7%	$ 5,568,819,118
	Other Assets and Liabilities	0.3%	16,732,961
	Total Net Assets	100.0%	$ 5,585,552,079
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $134,858,540, representing 2.4% of net assets.
(2)	Investment valued using significant unobservable inputs.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $0, representing 0.0% of net assets.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

17

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 406,038,146	$ 406,038,146	$ —	$ —
Chile	46,740,413	38,490,763	8,249,650	—
China	1,700,557,930	127,622,827	1,572,935,103	—
Egypt	11,271,508	—	11,271,508	—
Greece	67,005,893	—	67,005,893	—
Hong Kong	199,384,364	—	199,384,364	—
Hungary	40,088,844	—	40,088,844	—
India	505,802,977	—	505,802,977	—
Indonesia	50,361,726	—	50,361,726	—
Malaysia	27,460,295	—	27,460,295	—
Mexico	142,511,780	142,511,780	—	—
Peru	32,599,042	32,599,042	—	—
Poland	52,184,168	—	52,184,168	—
Qatar	29,143,741	—	29,143,741	—
Russia	—	—	—	—
Saudi Arabia	73,782,225	73,782,225	—	—
South Africa	304,040,780	—	304,040,780	—
South Korea	840,756,501	—	840,756,501	—
Taiwan	825,632,814	—	825,632,814	—
Thailand	67,055,857	—	67,055,857	—
United Arab Emirates	49,161,571	—	49,161,571	—
United Kingdom	11,464,476	—	11,464,476	—
United States	14,513,488	14,513,488	—	—
Preferred Stocks	30,374,220	30,374,220	—	—
Short-Term Investments	40,886,359	40,886,359	—	—
Total	$ 5,568,819,118	$ 906,818,850	$ 4,662,000,268	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
18

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3%
	Argentina - 0.6%
$ 29,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)	$ 27,086
	YPF S.A.
30,000	8.50%, 07/28/2025(2)	27,546
164,000	8.50%, 06/27/2029(1)(3)	133,865
		188,497
	Brazil - 4.1%
200,000	America Movil S.A.B. de C.V. 5.38%, 04/04/2032(1)	186,500
80,000	Atento Luxco 1 S.A. 8.00%, 02/10/2026(2)	43,360
250,000	Banco do Brasil S.A. 9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(1)(3)(4)(5)	250,000
200,000	Embraer Netherlands Finance B.V. 6.95%, 01/17/2028(1)(3)	206,484
182,114	Guara Norte S.a.r.l. 5.20%, 06/15/2034(1)	164,868
192,981	MC Brazil Downstream Trading S.a.r.l. 7.25%, 06/30/2031(1)	168,317
164,236	Prumo Participacoes e Investimentos S.A. 7.50%, 12/31/2031(2)	158,371
81,000	Suzano Austria GmbH 3.13%, 01/15/2032	64,390
		1,242,290
	Burkina Faso - 0.6%
200,000	Endeavour Mining plc 5.00%, 10/14/2026(1)	177,500
	Chile - 4.3%
200,000	Celulosa Arauco y Constitucion S.A. 5.15%, 01/29/2050(1)(3)	179,000
200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	200,200
212,352	Empresa Electrica Cochrane S.p.A. 5.50%, 05/14/2027(1)	202,265
420,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(1)	395,989
152,960	GNL Quintero S.A. 4.63%, 07/31/2029(1)	150,475
200,000	Mercury Chile Holdco LLC 6.50%, 01/24/2027(1)	192,500
		1,320,429
	China - 3.2%
200,000	Alibaba Group Holding Ltd. 4.20%, 12/06/2047	165,018
200,000	China Cinda 2020 I Management Ltd. 3.00%, 01/20/2031(2)	166,664
200,000	Country Garden Holdings Co., Ltd. 2.70%, 07/12/2026(2)	129,832
200,000	Fortune Star BVI Ltd. 5.00%, 05/18/2026(2)	163,078
200,000	Huarong Finance Co., Ltd. 4.95%, 11/07/2047(2)	142,465
240,000	Lenovo Group Ltd. 3.42%, 11/02/2030(1)(3)	204,057
		971,114
	Colombia - 3.2%
200,000	Banco Davivienda S.A. 6.65%, 04/22/2031, (6.65% fixed rate until 04/22/2031; 10 year USD CMT + 5.097% thereafter)(1)(4)(5)	156,400
200,000	Bancolombia S.A. 7.14%, 10/18/2027, (7.14% fixed rate until 04/18/2023; 5 years USD CMT + 2.929% thereafter)(4)	199,000
200,000	Canacol Energy Ltd. 5.75%, 11/24/2028(1)	176,997
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Colombia - 3.2% - (continued)
	Ecopetrol S.A.
$ 79,000	6.88%, 04/29/2030	$ 74,041
365,000	8.88%, 01/13/2033	374,672
		981,110
	Costa Rica - 0.6%
200,000	Liberty Costa Rica Senior Secured Finance 10.88%, 01/15/2031(1)	195,300
	Ghana - 0.6%
200,000	Kosmos Energy Ltd. 7.75%, 05/01/2027(1)	177,980
	India - 1.0%
200,000	Summit Digitel Infrastructure Ltd. 2.88%, 08/12/2031(1)	159,224
200,000	Vedanta Resources Finance II plc 8.95%, 03/11/2025(1)	160,500
		319,724
	Indonesia - 0.6%
200,000	Tower Bersama Infrastructure Tbk PT 2.80%, 05/02/2027(2)	181,100
	Kazakhstan - 0.7%
200,000	Development Bank of Kazakhstan JSC 5.75%, 05/12/2025(1)	200,250
	Kuwait - 0.7%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(1)	206,600
	Macau - 0.6%
200,000	Studio City Finance Ltd. 6.00%, 07/15/2025(2)	188,499
	Mexico - 10.3%
200,000	Banco Mercantil del Norte S.A. 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 year USD CMT + 5.353% thereafter)(1)(4)(5)	197,756
200,000	Braskem Idesa SAPI 6.99%, 02/20/2032(1)	148,320
200,000	Electricidad Firme de Mexico Holdings S.A. de C.V. 4.90%, 11/20/2026(1)	181,250
194,029	FEL Energy S.a.r.l. 5.75%, 12/01/2040(1)	168,563
MXN 16,510,000	Grupo Televisa S.A.B. 7.25%, 05/14/2043	534,829
$ 200,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	158,026
200,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	162,000
	Petroleos Mexicanos
660,000	5.95%, 01/28/2031	526,910
90,000	6.63%, 06/15/2035	70,421
496,000	6.70%, 02/16/2032	410,976
150,000	8.75%, 06/02/2029	146,418
62,000	10.00%, 02/07/2033(1)	60,574
200,000	Sixsigma Networks Mexico S.A. de C.V. 7.50%, 05/02/2025(1)(3)	186,500
250,000	Total Play Telecomunicaciones S.A. de C.V. 6.38%, 09/20/2028(1)	211,598
		3,164,141
	Netherlands - 0.4%
200,000	VEON Holdings B.V. 3.38%, 11/25/2027(1)	136,000
	Panama - 0.6%
200,000	AES Panama Generation Holdings 4.38%, 05/31/2030(1)	178,645

19

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Peru - 2.6%
$ 127,000	Banco BBVA Peru S.A. 5.25%, 09/22/2029, (5.25% fixed rate until 09/22/2024; 5 year USD CMT + 2.750% thereafter)(1)(4)	$ 123,381
150,000	Banco Internacional del Peru SAA Interbank 4.00%, 07/08/2030, (4.00% fixed rate until 07/08/2025; 12 mo. USD CMT + 3.711% thereafter)(1)(4)	138,422
200,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(1)	187,019
400,000	Petroleos del Peru S.A. 5.63%, 06/19/2047(1)(3)	266,856
82,000	Volcan Cia Minera SAA 4.38%, 02/11/2026(1)	72,458
		788,136
	Qatar - 1.4%
540,000	Qatar Energy 3.13%, 07/12/2041(1)	427,351
	Russia - 0.3%
200,000	Hacienda Investments Ltd. Via DME Airport DAC 5.35%, 02/08/2028(1)	100,000
200,000	Vnesheconombank Via VEB Finance plc 6.80%, 11/22/2025*(1)(6)(7)	—
		100,000
	Saudi Arabia - 0.6%
200,000	Saudi Arabian Oil Co. 2.25%, 11/24/2030(2)	169,326
	Singapore - 0.6%
200,000	Puma International Financing S.A. 5.00%, 01/24/2026(1)	184,020
	South Africa - 0.6%
200,000	Sasol Financing USA LLC 5.50%, 03/18/2031	174,500
	Turkey - 0.6%
200,000	Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(1)	178,122
	United Arab Emirates - 0.5%
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	163,351
	Total Corporate Bonds (cost $13,102,734)	$ 12,013,985
FOREIGN GOVERNMENT OBLIGATIONS - 57.7%
	Angola - 1.2%
400,000	Angolan Government International Bond 8.75%, 04/14/2032(1)	$ 369,468
	Argentina - 0.6%
200,000	Ciudad Autonoma De Buenos Aires 7.50%, 06/01/2027(1)	187,001
	Brazil - 3.9%
	Brazil Notas do Tesouro Nacional
BRL 2,554,000	10.00%, 01/01/2025	480,497
1,872,000	10.00%, 01/01/2029	325,903
1,249,000	10.00%, 01/01/2031	211,015
$ 200,000	Brazilian Government International Bond 5.63%, 02/21/2047	165,939
		1,183,354
	Cameroon - 0.3%
EUR 110,000	Republic of Cameroon International Bond 5.95%, 07/07/2032(1)	91,088
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.7% - (continued)
	Chile - 0.4%
CLP 105,000,000	Bonos de la Tesoreria de la Republica en pesos 2.50%, 03/01/2025	$ 121,580
	Colombia - 2.9%
	Colombia Government International Bond
$ 200,000	7.50%, 02/02/2034	197,268
200,000	8.00%, 04/20/2033	204,771
	Colombian TES
COP 259,800,000	6.25%, 07/09/2036	34,059
736,200,000	7.00%, 03/26/2031	116,568
1,419,400,000	7.00%, 06/30/2032	217,070
641,400,000	7.25%, 10/18/2034	95,543
241,300,000	7.25%, 10/26/2050	31,271
		896,550
	Costa Rica - 0.7%
$ 200,000	Costa Rica Government International Bond 6.13%, 02/19/2031(1)(3)	196,000
	Czech Republic - 1.9%
	Czech Republic Government Bond
CZK 2,220,000	1.25%, 02/14/2025	93,176
2,200,000	2.40%, 09/17/2025(2)	93,019
6,150,000	2.75%, 07/23/2029	249,448
3,000,000	3.50%, 05/30/2035	123,314
720,000	4.20%, 12/04/2036(2)	31,500
		590,457
	Dominican Republic - 2.0%
	Dominican Republic International Bond
$ 330,000	6.85%, 01/27/2045(1)	300,537
310,000	7.45%, 04/30/2044(1)	301,645
		602,182
	Ecuador - 0.5%
	Ecuador Government International Bond
259,500	0.00%, 07/31/2030(1)(8)	110,233
56,000	5.50%, 07/31/2030(1)(9)	37,169
		147,402
	Egypt - 0.9%
	Egypt Government International Bond
200,000	8.70%, 03/01/2049(1)	141,179
200,000	8.75%, 09/30/2051(1)	141,560
		282,739
	El Salvador - 1.1%
	El Salvador Government International Bond
60,000	5.88%, 01/30/2025(2)	43,293
159,000	5.88%, 01/30/2025(1)	114,726
360,000	8.63%, 02/28/2029(1)	190,631
		348,650
	Gabon - 0.6%
200,000	Gabon Government International Bond 6.63%, 02/06/2031(1)	167,840
	Guatemala - 0.6%
200,000	Guatemala Government Bond 5.25%, 08/10/2029(1)	194,680
	Hungary - 2.8%
	Hungary Government Bond
HUF 270,000	3.00%, 04/25/2041	407
34,910,000	4.75%, 11/24/2032	75,859
29,130,000	6.00%, 11/24/2023	76,206
68,770,000	6.75%, 10/22/2028	174,647

20

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.7% - (continued)
	Hungary - 2.8% - (continued)
	Hungary Government International Bond
$ 260,000	5.25%, 06/16/2029(2)	$ 255,840
200,000	6.25%, 09/22/2032(1)	206,762
60,000	7.63%, 03/29/2041	67,650
		857,371
	Indonesia - 4.9%
	Indonesia Treasury Bond
IDR 2,820,000,000	7.00%, 05/15/2027	192,827
877,000,000	7.13%, 06/15/2042	59,284
1,035,000,000	7.50%, 08/15/2032	72,565
401,000,000	8.25%, 05/15/2036	29,818
1,577,000,000	8.38%, 03/15/2034	117,386
2,453,000,000	8.75%, 05/15/2031	185,031
5,087,000,000	9.00%, 03/15/2029	381,223
$ 470,000	Perusahaan Penerbit SBSN Indonesia III 4.70%, 06/06/2032(1)	470,705
		1,508,839
	Ivory Coast - 2.6%
	Ivory Coast Government International Bond
EUR 100,000	5.25%, 03/22/2030(1)	91,733
$ 200,000	6.38%, 03/03/2028(1)	193,921
EUR 630,000	6.63%, 03/22/2048(1)	493,741
		779,395
	Jordan - 0.6%
$ 200,000	Jordan Government International Bond 5.75%, 01/31/2027(1)	195,788
	Kenya - 1.5%
	Kenya Government International Bond
310,000	7.00%, 05/22/2027(1)	279,344
200,000	8.00%, 05/22/2032(2)	173,764
		453,108
	Malaysia - 3.4%
	Malaysia Government Bond
MYR 380,000	3.76%, 05/22/2040	84,515
1,907,000	3.89%, 08/15/2029	450,382
2,146,000	3.90%, 11/30/2026	509,781
		1,044,678
	Mexico - 4.0%
	Mexican Bonos
MXN 4,250,000	7.50%, 06/03/2027	214,555
3,560,000	7.75%, 05/29/2031	178,725
1,820,000	7.75%, 11/23/2034	90,079
6,368,200	7.75%, 11/13/2042	305,324
1,361,200	8.00%, 11/07/2047	66,596
5,780,000	8.50%, 11/18/2038	300,202
$ 70,000	Mexico Government International Bond 5.55%, 01/21/2045(3)	66,008
		1,221,489
	Nigeria - 2.2%
	Nigeria Government International Bond
250,000	6.13%, 09/28/2028(1)	193,880
200,000	7.14%, 02/23/2030(1)	152,104
200,000	8.38%, 03/24/2029(1)	166,278
200,000	8.75%, 01/21/2031(1)(3)	162,598
		674,860
	Oman - 1.4%
420,000	Oman Government International Bond 6.75%, 01/17/2048(1)	413,813
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.7% - (continued)
	Paraguay - 0.6%
$ 200,000	Paraguay Government International Bond 5.60%, 03/13/2048(1)	$ 180,909
	Peru - 1.9%
150,000	Fondo MIVIVIENDA S.A. 4.63%, 04/12/2027(1)	145,633
	Peru Government Bond
PEN 1,018,000	5.40%, 08/12/2034	211,156
938,000	6.95%, 08/12/2031	228,613
		585,402
	Poland - 2.7%
	Republic of Poland Government Bond
PLN 710,000	2.25%, 10/25/2024	153,969
610,000	2.50%, 07/25/2026	125,382
390,000	2.75%, 10/25/2029	74,102
730,000	3.25%, 07/25/2025	157,723
1,470,000	3.75%, 05/25/2027	311,056
		822,232
	Romania - 2.2%
	Romania Government Bond
RON 210,000	4.50%, 06/17/2024	45,048
650,000	4.75%, 02/24/2025	137,287
380,000	5.00%, 02/12/2029	73,914
450,000	6.70%, 02/25/2032	94,657
	Romanian Government International Bond
$ 52,000	5.13%, 06/15/2048(1)	43,195
52,000	6.00%, 05/25/2034(1)	50,934
232,000	6.13%, 01/22/2044(1)	221,219
		666,254
	Saudi Arabia - 1.1%
	Saudi Government International Bond
220,000	3.45%, 02/02/2061(2)	159,056
200,000	4.50%, 10/26/2046(1)	178,967
		338,023
	South Africa - 5.0%
	Republic of South Africa Government Bond
ZAR 1,867,200	6.50%, 02/28/2041	68,185
2,569,900	6.50%, 02/28/2041	93,846
4,469,200	7.00%, 02/28/2031	213,545
7,774,400	8.50%, 01/31/2037	362,582
2,300,400	8.88%, 02/28/2035	114,200
7,970,000	9.00%, 01/31/2040	377,659
	Republic of South Africa Government International Bond
$ 200,000	5.00%, 10/12/2046	145,276
200,000	6.30%, 06/22/2048	164,304
		1,539,597
	Thailand - 0.8%
	Thailand Government Bond
THB 6,238,000	3.63%, 06/16/2023	190,481
1,760,000	4.88%, 06/22/2029	61,754
		252,235
	Turkey - 0.7%
$ 200,000	Turkey Government International Bond 9.38%, 01/19/2033	195,861
	Ukraine - 0.1%
200,000	Ukraine Government International Bond 7.38%, 09/25/2034(1)(6)	39,500

21

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.7% - (continued)
	United Arab Emirates - 1.6%
$ 640,000	Abu Dhabi Government International Bond 3.13%, 09/30/2049(1)		$ 482,598
	Total Foreign Government Obligations (cost $17,882,163)		$ 17,630,943
	Total Long-Term Investments (cost $30,984,897)		$ 29,644,928
SHORT-TERM INVESTMENTS - 4.5%
	Other Investment Pools & Funds - 1.3%
388,501	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(10)		$ 388,501
	Securities Lending Collateral - 3.2%
158,295	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(10)		158,295
501,847	HSBC US Government Money Market Fund, 4.22%(10)		501,847
174,698	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(10)		174,698
156,533	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(10)		156,533
			991,373
	Total Short-Term Investments (cost $1,379,874)		$ 1,379,874
	Total Investments (cost $32,364,771)	101.5%	$ 31,024,802
	Other Assets and Liabilities	(1.5)%	(460,547)
	Total Net Assets	100.0%	$ 30,564,255
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $14,809,948, representing 48.5% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $2,126,713, representing 7.0% of net assets.
(3)	Represents entire or partial securities on loan.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Investment valued using significant unobservable inputs.
(8)	Security is a zero-coupon bond.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	Current yield as of period end.

OTC Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Peruvian Government International Bonds (A)	CBK	USD	310,000	(1.00%)	12/20/2027	Quarterly	$ 3,493	$ —	$ 2,078	$ (1,415)
Peruvian Government International Bonds (A)	CBK	USD	310,000	(1.00%)	12/20/2027	Quarterly	3,844	—	2,078	(1,766)
Total							$ 7,337	$ —	$ 4,156	$ (3,181)
22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2023 – (continued)
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection:
Chile Government International Bonds (A)	CBK	USD	700,000	1.00%	12/20/2027	Quarterly	$ —	$ (2,441)	$ 1,013	$ 3,454
Total OTC credit default swap contracts							$ 7,337	$ (2,441)	$ 5,169	$ 273

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,330,000	BRL	611,739	USD	JPM	02/16/2023	$ 42,346
340,450,000	CLP	403,581	USD	UBS	02/10/2023	23,448
342,980,000	CLP	417,174	USD	UBS	04/28/2023	7,949
1,360,000	CNY	190,530	USD	MSC	02/03/2023	10,781
6,593,000	CNY	940,251	USD	UBS	02/16/2023	36,477
260,000	CNY	38,777	USD	UBS	04/14/2023	(115)
1,658,000,000	COP	324,525	USD	MSC	02/02/2023	30,435
290,000	EUR	294,252	USD	UBS	02/06/2023	21,158
75,313,000	HUF	187,435	USD	UBS	02/14/2023	20,905
24,740,000	INR	302,556	USD	CBK	04/13/2023	(2,042)
23,064,600	THB	653,573	USD	MSC	02/16/2023	46,269
4,230,000	THB	118,173	USD	UBS	02/16/2023	10,177
612,358	USD	3,330,000	BRL	JPM	02/16/2023	(41,727)
419,015	USD	340,450,000	CLP	UBS	02/10/2023	(8,015)
187,547	USD	1,360,000	CNY	JPM	02/03/2023	(13,763)
166,589	USD	829,000,000	COP	UBS	02/02/2023	(10,892)
166,566	USD	829,000,000	COP	MSC	02/02/2023	(10,914)
288,489	USD	290,000	EUR	JPM	02/06/2023	(26,921)
188,336	USD	75,313,000	HUF	UBS	02/14/2023	(20,003)
229,381	USD	890,000	PEN	UBS	04/24/2023	(588)
Total foreign currency contracts						$ 114,965
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 12,013,985	$ —	$ 12,013,985	$ —
Foreign Government Obligations	17,630,943	—	17,630,943	—
Short-Term Investments	1,379,874	1,379,874	—	—
Foreign Currency Contracts(2)	249,945	—	249,945	—
Swaps - Credit Default(2)	3,454	—	3,454	—
Total	$ 31,278,201	$ 1,379,874	$ 29,898,327	$ —
Liabilities
Foreign Currency Contracts(2)	$ (134,980)	$ —	$ (134,980)	$ —
Swaps - Credit Default(2)	(3,181)	—	(3,181)	—
Total	$ (138,161)	$ —	$ (138,161)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
23

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.3%
	Australia - 0.4%
1,438	South32 Ltd.	$ 4,614
	Belgium - 3.4%
764	Ageas S.A.	37,300
	France - 17.6%
1,035	AXA S.A.	32,291
1,796	Carrefour S.A.	34,162
4,064	Orange S.A.	43,008
395	Publicis Groupe S.A.	27,863
655	Renault S.A.*	26,632
318	Sanofi	31,140
		195,096
	Germany - 13.1%
506	BASF SE	29,012
612	Bayer AG	38,094
619	Continental AG	43,463
516	HeidelbergCement AG	35,406
		145,975
	Italy - 8.0%
2,171	Eni S.p.A.	33,408
8,000	Intesa Sanpaolo S.p.A.	21,034
1,735	UniCredit S.p.A.	33,887
		88,329
	Japan - 12.6%
1,000	Bridgestone Corp.	37,333
1,200	Dentsu Group, Inc.	38,651
800	KDDI Corp.	24,995
4,200	Panasonic Holdings Corp.	38,948
		139,927
	Netherlands - 5.0%
1,650	BNP Paribas Emissions- und Handelsgesellschaft mbH*	23,893
1,082	Shell plc	31,765
		55,658
	South Africa - 2.5%
651	Anglo American plc	28,078
	Spain - 3.1%
2,120	Repsol S.A.	34,825
	Switzerland - 2.6%
80	Swatch Group AG	28,965
	United Kingdom - 22.3%
9,057	Barclays plc	20,820
26,374	BT Group plc	40,634
2,732	HSBC Holdings plc	20,130
913	Imperial Brands plc	22,904
5,456	NatWest Group plc	20,815
20,412	Rolls-Royce Holdings plc*	26,706
3,504	Standard Chartered plc	29,432
9,842	Tesco plc	29,914
3,140	WPP plc	36,687
		248,042
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.3% - (continued)
	United States - 6.7%
2,492	GSK plc		$ 43,772
293	Swiss Re AG		30,680
			74,452
	Total Common Stocks (cost $1,002,389)		$ 1,081,261
PREFERRED STOCKS - 3.2%
	Germany - 3.2%
502	Henkel AG & Co. KGaA (Preference Shares)		$ 35,793
	Total Preferred Stocks (cost $33,075)		$ 35,793
	Total Long-Term Investments (cost $1,035,464)		$ 1,117,054
SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 1.1%
12,668	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(1)		$ 12,668
	Total Short-Term Investments (cost $12,668)		$ 12,668
	Total Investments (cost $1,048,132)	101.6%	$ 1,129,722
	Other Assets and Liabilities	(1.6)%	(17,656)
	Total Net Assets	100.0%	$ 1,112,066
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

24

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 4,614	$ —	$ 4,614	$ —
Belgium	37,300	—	37,300	—
France	195,096	—	195,096	—
Germany	145,975	—	145,975	—
Italy	88,329	—	88,329	—
Japan	139,927	—	139,927	—
Netherlands	55,658	—	55,658	—
South Africa	28,078	—	28,078	—
Spain	34,825	—	34,825	—
Switzerland	28,965	—	28,965	—
United Kingdom	248,042	—	248,042	—
United States	74,452	—	74,452	—
Preferred Stocks	35,793	—	35,793	—
Short-Term Investments	12,668	12,668	—	—
Total	$ 1,129,722	$ 12,668	$ 1,117,054	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
25

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 3.4%
710,398	Allkem Ltd.*	$ 6,595,292
1,599,129	Beach Energy Ltd.	1,718,402
258,961	Helia Group Ltd.	513,414
659,253	IGO Ltd.(1)	6,853,113
518,425	Iluka Resources Ltd.	3,989,112
337,797	Lynas Rare Earths Ltd.*	2,261,257
162,448	Mineral Resources Ltd.	10,284,595
63,714	Nick Scali Ltd.	541,919
1,365,379	Pilbara Minerals Ltd.*	4,644,907
1,480,534	Qantas Airways Ltd.*	6,682,876
74,351	Rio Tinto Ltd.	6,672,055
72,329	Rio Tinto plc	5,663,449
1,020,839	Santos Ltd.	5,211,252
110,775	SmartGroup Corp. Ltd.	443,870
1,750,781	Telstra Corp. Ltd.	5,060,077
645,287	Woodside Energy Group Ltd.	16,709,001
		83,844,591
	Austria - 0.9%
77,954	Erste Group Bank AG	2,957,897
145,848	OMV AG	7,305,561
75,793	Telekom Austria AG*	509,456
115,783	Verbund AG	9,858,126
44,848	Wienerberger AG	1,348,624
		21,979,664
	Belgium - 0.7%
50,069	bpost S.A.	271,448
137,359	KBC Group N.V.	10,173,806
48,360	Solvay S.A.	5,635,463
		16,080,717
	Brazil - 0.8%
317,900	Cia de Saneamento de Minas Gerais	916,821
1,670,718	Cia Energetica de Minas Gerais ADR(1)	3,742,408
492,700	EDP - Energias do Brasil S.A.	1,977,090
153,400	Kepler Weber S.A.	698,962
300,100	Odontoprev S.A.	672,761
1,186,000	Santos Brasil Participacoes S.A.	2,058,322
66,400	Sao Martinho S.A.	327,141
295,100	Transmissora Alianca de Energia Eletrica S.A.	2,154,405
146,464	Yara International ASA	6,507,583
		19,055,493
	Canada - 7.5%
363,113	Advantage Energy Ltd.*	2,265,107
873,801	ARC Resources Ltd.	10,152,917
211,355	Bank of Montreal	21,269,726
263,167	BCE, Inc.(1)	12,440,874
110,477	Canadian Natural Resources Ltd.	6,781,148
124,197	CI Financial Corp.	1,481,347
1,693	Fairfax Financial Holdings Ltd.	1,120,824
64,943	Fiera Capital Corp.	458,318
68,135	George Weston Ltd.	8,765,298
134,097	Gildan Activewear, Inc.	4,204,672
54,577	Imperial Oil Ltd.	2,982,856
45,673	International Petroleum Corp.*	492,584
23,725	Largo, Inc.*(1)	150,850
132,712	Loblaw Cos., Ltd.	11,889,272
59,466	Magna International, Inc.	3,860,564
481,453	Manulife Financial Corp.	9,527,382
42,700	Martinrea International, Inc.	413,024
43,656	Metro, Inc.	2,369,574
238,020	National Bank of Canada	17,879,899
75,057	Nutrien Ltd.	6,213,053
228,451	Parex Resources, Inc.	3,888,929
141,517	Quebecor, Inc. Class B	3,356,715
48,083	Royal Bank of Canada	4,920,508
42,321	Sleep Country Canada Holdings, Inc.(2)	823,487
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Canada - 7.5% - (continued)
63,096	Sun Life Financial, Inc.	$ 3,170,567
421,340	Suncor Energy, Inc.	14,623,638
70,449	Teck Resources Ltd. Class B	3,047,645
38,850	Toromont Industries Ltd.	3,103,503
309,693	Toronto-Dominion Bank	21,427,483
38,664	Transcontinental, Inc. Class A	432,102
		183,513,866
	Cayman Islands - 0.1%
89,142	Patria Investments Ltd. Class A	1,375,461
	Chile - 0.6%
153,863	Sociedad Quimica y Minera de Chile S.A. ADR	15,007,797
	China - 8.3%
14,893,000	Agricultural Bank of China Ltd. Class H	5,360,483
1,584,600	Alibaba Group Holding Ltd.*	21,786,126
2,526,500	BAIC Motor Corp. Ltd. Class H(2)	775,533
926,650	Baidu, Inc. Class A*	15,577,021
12,073,000	Bank of China Ltd. Class H	4,595,763
1,802,000	Bank of Communications Co., Ltd. Class H	1,113,814
303,500	Beijing Enterprises Holdings Ltd.	1,030,628
1,397,000	BOC Hong Kong Holdings Ltd.	4,882,357
13,076,000	China Construction Bank Corp. Class H	8,463,974
3,152,000	China Feihe Ltd.(2)	3,024,148
1,336,000	China Medical System Holdings Ltd.	2,306,225
496,000	China Meidong Auto Holdings Ltd.	1,230,645
1,602,500	China Merchants Bank Co., Ltd. Class H	10,394,019
746,500	China Overseas Land & Investment Ltd.	2,015,752
472,000	China Shineway Pharmaceutical Group Ltd.	440,660
32,662,000	China Tower Corp. Ltd. Class H(2)	3,711,084
758,000	China Water Affairs Group Ltd.	658,828
868,000	CITIC Ltd.	1,015,710
1,282,000	CSPC Pharmaceutical Group Ltd.	1,461,740
1,390,600	Dongfang Electric Corp. Ltd. Class H	2,483,669
795,000	Fu Shou Yuan International Group Ltd.	670,794
273,560	Ganfeng Lithium Co., Ltd. Class H(2)	2,498,473
654,000	Greentown Management Holdings Co., Ltd.(2)	540,268
418,000	Haitian International Holdings Ltd.	1,282,823
125,466	Hello Group, Inc. ADR	1,286,026
19,317,000	Industrial & Commercial Bank of China Ltd. Class H	10,333,025
508,400	JD.com, Inc. Class A	15,096,100
6,369,000	Lonking Holdings Ltd.	1,301,291
56,170	Meituan Class B*(2)	1,255,730
129,500	NetDragon Websoft Holdings Ltd.	300,807
905,800	NetEase, Inc.	16,070,806
6,932,000	PetroChina Co., Ltd. Class H	3,708,273
30,074	Pinduoduo, Inc. ADR*	2,946,650
803,000	Ping An Insurance Group Co. of China Ltd. Class H	6,237,465
1,754,000	Sinotrans Ltd. Class H	605,040
1,421,000	SITC International Holdings Co., Ltd.	3,104,316
482,100	Tencent Holdings Ltd.	23,492,207
242,439	TI Fluid Systems plc(2)	355,680
1,339,000	Tianqi Lithium Corp. Class H*	12,411,773
143,960	Vipshop Holdings Ltd. ADR*	2,227,061
874,000	Yadea Group Holdings Ltd.(2)	1,992,595
2,138,900	Yangzijiang Shipbuilding Holdings Ltd.	2,108,637
249,500	Zhongsheng Group Holdings Ltd.	1,411,717
		203,565,736
	Colombia - 0.0%
61,309	Geopark Ltd.	932,510
	Czech Republic - 0.2%
101,719	CEZ AS	4,129,975

26

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Denmark - 0.8%
308,884	Danske Bank AS	$ 6,435,155
147,561	Pandora A/S	12,287,539
		18,722,694
	Finland - 0.5%
48,012	Marimekko Oyj	481,356
1,030,086	Nokia Oyj	4,884,169
577,232	Outokumpu Oyj	3,305,555
95,114	TietoEVRY Oyj	2,896,606
		11,567,686
	France - 6.3%
22,351	Amundi S.A.(2)	1,463,319
115,219	BNP Paribas S.A.	7,913,458
33,512	Bouygues S.A.	1,104,017
362,754	Bureau Veritas S.A.	10,371,668
274,661	Carrefour S.A.	5,224,318
140,046	Cie de Saint-Gobain	8,043,005
199,179	Cie Generale des Etablissements Michelin SCA	6,298,001
58,767	Coface S.A.	821,732
116,420	Elis S.A.	2,044,721
383,591	Engie S.A.	5,446,940
18,534	Eramet S.A.	1,852,345
64,379	Eutelsat Communications S.A.(1)	492,331
52,988	Ipsen S.A.	5,565,594
43,285	IPSOS	2,805,196
296,019	Metropole Television S.A.	4,714,687
748,363	Orange S.A.	7,919,739
57,413	Pernod Ricard S.A.	11,886,212
153,582	Publicis Groupe S.A.	10,833,617
277,494	Rexel S.A.*	6,138,834
254,697	Sanofi	24,941,057
216,114	Societe Generale S.A.	6,432,973
25,626	SOITEC*	3,886,603
253,808	TotalEnergies SE(1)	15,690,602
60,913	Verallia S.A.(2)	2,249,015
		154,139,984
	Georgia - 0.1%
68,559	TBC Bank Group plc	2,011,646
	Germany - 2.3%
59,420	BASF SE	3,406,871
90,620	Bayer AG	5,640,636
17,921	Bayerische Motoren Werke AG	1,825,516
129,350	Brenntag SE	9,655,720
92,133	Continental AG	6,469,138
25,856	Daimler Truck Holding AG*	868,855
274,987	Deutsche Bank AG	3,669,900
286,757	Deutsche Telekom AG	6,388,602
31,400	DWS Group GmbH & Co. KGaA(2)	1,129,428
110,194	Fresenius SE & Co. KGaA	3,193,516
225,860	K&S AG	5,406,285
52,583	Mercedes-Benz Group AG	3,912,808
26,757	Salzgitter AG(1)	1,091,988
251,499	Schaeffler AG	1,805,133
19,622	Vitesco Technologies Group AG Class A*	1,360,084
		55,824,480
	Greece - 0.2%
27,003	JUMBO S.A.	484,912
361,302	OPAP S.A.	5,425,181
		5,910,093
	Hong Kong - 0.9%
656,303	CK Asset Holdings Ltd.	4,196,079
99,000	Hang Lung Properties Ltd.	186,669
367,000	Henderson Land Development Co., Ltd.	1,355,696
394,400	Hongkong Land Holdings Ltd.	1,928,132
276,000	Kerry Properties Ltd.	699,772
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Hong Kong - 0.9% - (continued)
720,000	Sino Land Co., Ltd.	$ 935,624
390,000	Sun Hung Kai Properties Ltd.	5,530,832
280,000	Swire Pacific Ltd. Class A	2,565,889
708,800	Swire Properties Ltd.	1,992,122
1,242,000	Untrade Youyuan*(1)(3)	—
668,000	Wharf Real Estate Investment Co., Ltd.	3,824,075
		23,214,890
	Hungary - 0.3%
133,388	OTP Bank Nyrt	4,019,179
161,929	Richter Gedeon Nyrt	3,656,584
		7,675,763
	India - 0.6%
219,208	HCL Technologies Ltd.	3,022,791
3,721,394	Power Grid Corp. of India Ltd.	9,875,631
75,779	Sun TV Network Ltd.	429,230
268,205	UPL Ltd.	2,487,598
		15,815,250
	Indonesia - 1.2%
15,007,900	Bank Mandiri Persero Tbk PT	10,000,305
19,286,700	Bank Rakyat Indonesia Persero Tbk PT	5,914,610
7,749,100	Media Nusantara Citra Tbk PT*	360,105
15,077,100	Perusahaan Gas Negara Persero Tbk PT	1,560,647
49,705,900	Telkom Indonesia Persero Tbk PT	12,845,625
		30,681,292
	Ireland - 0.4%
1,218,668	AIB Group plc	5,119,125
110,185	Bank of Ireland Group plc	1,177,199
481,842	Glenveagh Properties plc*(2)	492,929
129,726	Kenmare Resources plc	751,683
49,525	Smurfit Kappa Group plc	2,079,284
		9,620,220
	Israel - 0.8%
122,036	Check Point Software Technologies Ltd.*	15,522,979
196,883	Plus500 Ltd.	4,512,297
		20,035,276
	Italy - 2.8%
364,471	Anima Holding S.p.A.(2)	1,607,668
209,548	Azimut Holding S.p.A.	5,231,509
820,098	Enel S.p.A.	4,828,836
1,074,603	Eni S.p.A.	16,536,235
1,742,588	Italgas S.p.A.	10,200,595
439,544	Mediobanca Banca di Credito Finanziario S.p.A.	4,725,075
309,588	Pirelli & C. S.p.A.(2)	1,550,010
90,142	RAI Way S.p.A.(2)	514,829
192,914	Recordati Industria Chimica e Farmaceutica S.p.A.	8,451,269
1,244,465	Terna - Rete Elettrica Nazionale	9,846,033
300,254	UniCredit S.p.A.	5,864,302
		69,356,361
	Japan - 16.1%
116,800	AGC, Inc.	4,303,590
80,400	Air Water, Inc.	983,699
205,700	Aisin Corp.	6,001,402
1,902,200	Astellas Pharma, Inc.	28,000,632
256,100	Citizen Watch Co., Ltd.	1,218,415
83,900	CKD Corp.	1,299,374
34,100	Daido Steel Co., Ltd.	1,289,328
115,400	Dexerials Corp.	2,466,776
46,800	Dowa Holdings Co., Ltd.	1,633,935
348,900	ENEOS Holdings, Inc.	1,249,131
61,600	Exedy Corp.	828,589
104,600	FCC Co., Ltd.	1,165,250
117,700	Fuji Media Holdings, Inc.	994,103
348,000	Fujikura Ltd.	2,645,273

27

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 16.1% - (continued)
24,100	Goldcrest Co., Ltd.	$ 302,341
64,200	GS Yuasa Corp.	1,123,439
29,400	G-Tekt Corp.	349,477
106,900	Hokuetsu Corp.	688,163
322,600	Honda Motor Co., Ltd.	7,979,999
57,400	Hosiden Corp.	696,245
1,713,600	Inpex Corp.	18,830,132
682,300	Isuzu Motors Ltd.	8,627,915
311,800	ITOCHU Corp.	10,077,943
52,500	Japan Petroleum Exploration Co., Ltd.	1,701,873
47,200	Japan Post Insurance Co., Ltd.	842,046
299,600	JTEKT Corp.	2,221,023
331,500	Kamigumi Co., Ltd.	6,781,327
77,600	Kanamoto Co., Ltd.	1,349,691
63,800	Kandenko Co., Ltd.	428,809
61,300	Kaneka Corp.	1,609,393
818,100	KDDI Corp.	25,560,252
79,200	Kinden Corp.	907,754
78,400	Kirin Holdings Co., Ltd.	1,208,122
418,600	Kobe Steel Ltd.	2,255,220
26,400	Komeri Co., Ltd.	541,567
23,500	Kureha Corp.	1,534,841
45,600	Kyudenko Corp.	1,181,933
36,700	Makino Milling Machine Co., Ltd.	1,317,456
626,800	Marubeni Corp.	7,689,943
1,021,100	Mazda Motor Corp.	8,127,942
1,000,300	Mitsubishi Chemical Group Corp.	5,613,129
279,200	Mitsubishi Corp.	9,349,278
139,400	Mitsubishi Gas Chemical Co., Inc.	2,036,984
1,107,300	Mitsubishi Motors Corp.*	4,266,318
257,200	Mitsui & Co., Ltd.	7,588,103
145,500	Mitsui Chemicals, Inc.	3,424,854
106,500	Mitsui Mining & Smelting Co., Ltd.	2,837,276
265,200	Mizuho Financial Group, Inc.	4,142,543
35,400	Mizuno Corp.	803,209
267,000	NGK Spark Plug Co., Ltd.	5,217,477
119,400	NHK Spring Co., Ltd.	843,986
10,868	Nichirin Co., Ltd.	157,142
120,400	Nippon Electric Glass Co., Ltd.	2,235,875
29,400	Nippon Shokubai Co., Ltd.	1,244,653
521,700	Nippon Telegraph & Telephone Corp.	15,643,445
61,400	Nippon Yusen KK(1)	1,460,635
92,100	Nissan Chemical Corp.	4,348,008
22,200	Nitta Corp.	490,889
56,400	Nitto Denko Corp.	3,645,550
137,100	NOK Corp.	1,302,082
12,400	Noritake Co. Ltd.	402,024
434,500	NTN Corp.	900,747
514,400	Oji Holdings Corp.	2,125,886
1,136,600	Ono Pharmaceutical Co., Ltd.	24,662,724
14,800	Oracle Corp.	1,013,901
316,600	Panasonic Holdings Corp.	2,935,948
198,500	Press Kogyo Co., Ltd.	689,637
33,800	Raito Kogyo Co., Ltd.	501,618
459,200	Renesas Electronics Corp.*	4,723,377
240,100	Rengo Co., Ltd.	1,694,626
26,800	Rorze Corp.	2,060,047
29,000	Sangetsu Corp.	509,620
53,400	SCSK Corp.	869,748
355,600	Senko Group Holdings Co., Ltd.	2,750,512
30,800	Shimamura Co., Ltd.	2,889,164
62,200	Shin-Etsu Chemical Co., Ltd.	9,169,711
163,900	Shinko Electric Industries Co., Ltd.	4,611,492
42,200	Shionogi & Co., Ltd.	2,011,019
43,000	Sintokogio Ltd.	238,943
327,100	SKY Perfect JSAT Holdings, Inc.	1,262,709
62,300	Sojitz Corp.	1,235,179
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 16.1% - (continued)
431,700	Subaru Corp.	$ 7,093,537
243,600	Sumco Corp.	3,609,364
49,400	Sumitomo Bakelite Co., Ltd.	1,609,650
1,268,500	Sumitomo Chemical Co., Ltd.	4,869,304
392,100	Sumitomo Corp.	7,038,167
316,000	Sumitomo Electric Industries Ltd.	3,797,107
245,400	Sumitomo Forestry Co., Ltd.	4,588,366
87,700	Sumitomo Heavy Industries Ltd.	1,950,207
152,000	Sumitomo Mitsui Financial Group, Inc.	6,606,082
280,800	Sumitomo Rubber Industries Ltd.	2,492,877
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,073,648
61,500	Takeuchi Manufacturing Co., Ltd.	1,361,145
94,200	TBS Holdings, Inc.	1,099,730
107,100	Toagosei Co., Ltd.	971,926
41,700	Tokai Rika Co., Ltd.	484,037
124,700	Tokyo Steel Manufacturing Co., Ltd.	1,356,777
210,100	Toppan, Inc.	3,385,167
120,100	Toyo Seikan Group Holdings Ltd.	1,559,003
112,300	Toyoda Gosei Co., Ltd.	1,864,637
36,100	Toyota Boshoku Corp.	535,431
170,700	Toyota Motor Corp.	2,506,851
196,700	Toyota Tsusho Corp.	8,328,701
34,400	Tsubakimoto Chain Co.	823,491
46,600	TV Asahi Holdings Corp.	482,264
20,200	Tv Tokyo Holdings Corp.	305,011
90,500	Ulvac, Inc.	4,233,768
92,000	Wakita & Co., Ltd.	858,151
282,800	Yamaha Motor Co., Ltd.	6,965,557
104,500	Yokohama Rubber Co., Ltd.	1,716,814
54,500	Yurtec Corp.	321,011
		395,812,192
	Luxembourg - 0.1%
50,465	RTL Group S.A.	2,448,617
	Malaysia - 0.1%
944,900	RHB Bank Bhd	1,275,588
	Mexico - 1.6%
2,641,701	Bolsa Mexicana de Valores S.A.B. de C.V.	5,736,393
2,296,000	Concentradora Fibra Danhos S.A. de C.V. REIT(1)	3,023,860
43,316	Fomento Economico Mexicano S.A.B. de C.V. ADR	3,803,145
658,100	Gentera S.A.B. de C.V.	803,119
544,600	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,975,597
22,570	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	3,894,905
2,862	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	778,464
959,300	Grupo Financiero Banorte S.A.B. de C.V. Class O	7,947,256
4,288,899	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	8,165,319
2	Urbi Desarrollos Urbanos S.A.B. de C.V.*(3)	1
		39,128,059
	Netherlands - 3.8%
413,291	ABN Amro Bank N.V. GDR(2)	6,859,617
84,464	AMG Advanced Metallurgical Group N.V.	3,299,386
263,731	ASR Nederland N.V.	12,482,781
298,276	BNP Paribas Emissions- und Handelsgesellschaft mbH	4,319,114
12,334	Euronext N.V.(2)	999,447
131,337	Heineken N.V.	13,125,675
77,260	Koninklijke Ahold Delhaize N.V.	2,305,977
4,451,125	Koninklijke KPN N.V.	15,217,698
116,594	NN Group N.V.	5,065,785
201,875	OCI N.V.	6,871,916
759,995	Shell plc	22,300,536
		92,847,932

28

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	New Zealand - 0.1%
595,579	Spark New Zealand Ltd.	$ 2,008,134
	Norway - 1.3%
271,064	Aker BP ASA	8,257,079
745,676	Equinor ASA	22,725,701
203,002	Europris ASA(2)	1,307,860
		32,290,640
	Poland - 0.2%
313,068	InPost S.A.*	3,023,338
145,447	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,084,817
		4,108,155
	Portugal - 0.5%
701,114	Galp Energia SGPS S.A.	9,596,880
78,141	Greenvolt-Energias Renovaveis S.A.*	655,070
239,489	Navigator Co. S.A.	838,471
		11,090,421
	Russia - 0.0%
19,959,800	RusHydro PJSC*(3)	—
	Singapore - 1.7%
583,100	DBS Group Holdings Ltd.	15,963,104
1,778,600	Oversea-Chinese Banking Corp. Ltd.	17,573,187
1,084,400	Sheng Siong Group Ltd.	1,355,207
49,044	STMicroelectronics N.V.	2,309,399
504,900	UMS Holdings Ltd.	510,623
712,100	UOL Group Ltd.	3,799,457
		41,510,977
	South Africa - 1.0%
51,587	Anglo American plc	2,224,967
771,860	AVI Ltd.	3,294,549
74,534	Kumba Iron Ore Ltd.	2,282,234
188,288	Mr. Price Group Ltd.	1,781,810
422,508	MultiChoice Group Ltd.	2,908,992
681,595	Truworths International Ltd.	2,597,502
1,501,660	Vodacom Group Ltd.	10,553,444
		25,643,498
	South Korea - 4.3%
24,514	AfreecaTV Co., Ltd.*	1,593,703
30,450	Asia Paper Manufacturing Co., Ltd.*	980,635
70,546	BH Co., Ltd.	1,185,044
4,478	CJ CheilJedang Corp.	1,256,346
46,588	Classys, Inc.*	714,808
36,255	Coway Co., Ltd.*	1,644,104
91,633	Daeduck Electronics Co., Ltd. / New	1,609,156
19,133	Daesang Corp.*	330,994
101,313	DB HiTek Co., Ltd.*	3,758,188
13,109	Dentium Co., Ltd.*	1,259,877
79,783	Dongkuk Steel Mill Co., Ltd.*	889,970
54,377	Doosan Bobcat, Inc.	1,543,122
24,413	Eugene Technology Co., Ltd.	517,185
5,772	GOLFZON Co., Ltd.*	664,505
33,737	HAESUNG DS Co., Ltd.*	1,098,490
165,655	Hana Financial Group, Inc.	6,581,011
18,238	Handsome Co., Ltd.*	406,466
7,504	Hansol Chemical Co., Ltd.*	1,293,880
29,181	HD Hyundai Co., Ltd.	1,450,567
24,344	HL Mando Co., Ltd.*	885,402
27,797	Hyundai Department Store Co., Ltd.*	1,394,607
87,257	Hyundai Engineering & Construction Co., Ltd.*	2,712,765
23,324	Hyundai Glovis Co., Ltd.	3,156,490
6,416	Hyundai Home Shopping Network Corp.*	292,195
11,716	Hyundai Wia Corp.*	512,235
39,862	Innox Advanced Materials Co., Ltd.	1,017,576
30,973	INTOPS Co., Ltd.	727,129
132,420	KB Financial Group, Inc.	6,034,695
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	South Korea - 4.3% - (continued)
117,131	Kia Corp.	$ 6,381,521
398,431	KT Corp.	11,353,546
59,066	KT Skylife Co., Ltd.*	400,659
52,159	LG Electronics, Inc.	4,273,885
34,774	LG Innotek Co., Ltd.	7,747,262
198,506	LG Uplus Corp.	1,795,137
21,160	Lotte Chemical Corp.*	3,055,018
6,389	Lotte Chilsung Beverage Co., Ltd.*	831,123
37,058	LOTTE Fine Chemical Co., Ltd.*	1,731,024
55,463	Lutronic Corp.	1,059,046
5,466	Park Systems Corp.	546,583
9,372	PharmaResearch Co., Ltd.	591,231
12,783	SFA Engineering Corp.	389,391
29,771	Shinhan Financial Group Co., Ltd.	1,006,688
90,604	SIMMTECH Co., Ltd.	2,246,981
37,398	SK Innovation Co., Ltd.*	4,970,756
115,263	SK Telecom Co., Ltd.	4,367,902
60,483	S-Oil Corp.	4,363,130
4,748	Soulbrain Co., Ltd.*	906,605
6,999	Tokai Carbon Korea Co., Ltd.*	596,099
34,309	Wonik QnC Corp.*	715,585
23,799	Youngone Corp.*	846,365
		105,686,682
	Spain - 1.3%
276,630	Acerinox S.A.	2,995,887
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.	446,694
1,230,374	Banco Bilbao Vizcaya Argentaria S.A.	8,691,082
53,723	CIE Automotive S.A.	1,595,818
166,609	Endesa S.A.	3,321,637
194,623	Red Electrica Corp. S.A.	3,444,612
739,683	Repsol S.A.	12,150,650
		32,646,380
	Sweden - 2.3%
85,151	Boliden AB	3,821,320
88,182	Evolution AB(2)	9,910,868
475,621	Securitas AB Class B	4,353,623
1,282,329	Skandinaviska Enskilda Banken AB Class A	15,523,630
889,197	Stillfront Group AB*	1,551,928
828,645	Swedbank AB Class A	15,940,159
845,626	Telefonaktiebolaget LM Ericsson Class B	4,905,020
478,979	Truecaller AB Class B*	1,702,076
		57,708,624
	Switzerland - 3.1%
148,060	Julius Baer Group Ltd.	9,497,207
333,750	Novartis AG	30,174,016
30,436	Swisscom AG	17,983,280
13,888	Swissquote Group Holding S.A.	2,508,261
761,092	UBS Group AG	16,245,793
		76,408,557
	Taiwan - 4.4%
369,000	Accton Technology Corp.	3,015,569
227,000	Alchip Technologies Ltd.	6,457,301
2,130,000	ASE Technology Holding Co., Ltd.	7,186,709
129,000	Bizlink Holding, Inc.	1,131,663
702,000	Chicony Electronics Co., Ltd.	2,035,844
83,000	Chroma ATE, Inc.	515,073
1,229,000	Compeq Manufacturing Co., Ltd.	1,880,678
2,567,000	E Ink Holdings, Inc.	14,895,720
321,000	FLEXium Interconnect, Inc.*	1,075,454
1,275,750	Fubon Financial Holding Co., Ltd.	2,569,466
123,000	Fusheng Precision Co., Ltd.	910,989
1,383,000	Gold Circuit Electronics Ltd.	4,054,635
38,000	King Slide Works Co., Ltd.	513,788
625,000	Lite-On Technology Corp.	1,388,810

29

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Taiwan - 4.4% - (continued)
118,000	Lotes Co., Ltd.	$ 2,999,676
143,000	MediaTek, Inc.	3,455,017
186,000	Nien Made Enterprise Co., Ltd.	1,938,644
475,000	Novatek Microelectronics Corp.	5,656,236
220,000	Radiant Opto-Electronics Corp.	754,161
191,000	Simplo Technology Co., Ltd.	1,892,219
1,021,000	Sino-American Silicon Products, Inc.	5,575,295
1,533,000	Taiwan Semiconductor Manufacturing Co., Ltd.	27,052,516
218,000	TXC Corp.	636,380
922,000	Unimicron Technology Corp.	4,244,882
762,000	United Microelectronics Corp.*	1,246,970
33,000	Wiwynn Corp.	828,882
275,675	Yageo Corp.	5,003,756
		108,916,333
	Thailand - 0.7%
1,490,900	Bangkok Bank PCL NVDR	7,187,454
1,841,800	Kasikornbank PCL NVDR	8,123,144
1,932,900	Krung Thai Bank PCL NVDR	1,028,353
3,943,700	TTW PCL NVDR	1,128,990
		17,467,941
	Ukraine - 0.0%
108,897	Ferrexpo plc	213,050
	United Kingdom - 12.6%
226,951	AstraZeneca plc	29,733,408
697,963	Auto Trader Group plc(2)	5,415,134
248,799	Aviva plc	1,403,188
4,305,776	Barclays plc	9,898,079
736,414	Beazley plc	6,060,244
2,031,413	BP plc	12,270,238
3,879,610	BT Group plc	5,977,289
314,965	Bunzl plc	11,562,742
550,851	Burberry Group plc	16,779,422
325,944	Central Asia Metals plc	1,135,297
7,757,983	Centrica plc	9,664,909
2,050,575	Coats Group plc	1,843,869
275,046	Diageo plc	12,026,681
2,185,051	Direct Line Insurance Group plc	4,791,039
829,599	Dr. Martens plc	1,589,973
747,213	Drax Group plc	5,967,598
1,068,376	DS Smith plc	4,677,252
147,109	Dunelm Group plc	2,112,882
33,070	Gamma Communications plc	482,436
208,862	Gateley Holdings plc	482,804
287,144	Howden Joinery Group plc	2,450,136
1,447,200	HSBC Holdings plc(1)	10,639,216
1,592,908	HSBC Holdings plc	11,737,097
1,374,560	IG Group Holdings plc	13,515,051
88,235	InterContinental Hotels Group plc	6,125,587
3,598,433	ITV plc	3,603,584
246,558	Lancashire Holdings Ltd.	1,903,210
2,002,686	Legal & General Group plc	6,302,329
114,730	Liontrust Asset Management plc	1,643,834
10,271,980	Lloyds Banking Group plc	6,684,957
2,384,294	Man Group plc	7,335,171
820,443	Moneysupermarket.com Group plc	2,415,421
485,059	Moonpig Group plc*	719,534
2,411,329	NatWest Group plc	9,199,356
177,118	Next Fifteen Communications Group plc	2,187,966
50,145	Next plc	4,105,580
110,957	Norcros plc	279,070
223,812	Pagegroup plc	1,259,976
79,277	Polar Capital Holdings plc	506,276
112,855	Rathbones Group plc	2,907,885
369,779	Reckitt Benckiser Group plc	26,350,784
585,001	RELX plc	17,379,737
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	United Kingdom - 12.6% - (continued)
823,489	Standard Chartered plc		$ 6,916,989
186,886	Subsea 7 S.A.		2,328,988
314,278	Unilever plc		15,996,453
105,777	Vistry Group plc		970,881
122,268	WPP plc		1,428,547
			310,768,099
	United States - 3.7%
168,899	BRP, Inc.		14,094,063
529,583	Computershare Ltd.		8,919,158
1,059,926	GSK plc		18,617,616
155,497	Inmode Ltd.*		5,450,170
452,000	JS Global Lifestyle Co., Ltd.(2)		546,593
76,189	Roche Holding AG		23,783,949
107,113	Signify N.V.(2)		3,878,069
532,242	Stellantis N.V.		8,367,371
26,351	Tecnoglass, Inc.		902,258
371,305	Tenaris S.A.		6,579,802
			91,139,049
	Total Common Stocks (cost $2,184,186,031)		$ 2,423,180,373
PREFERRED STOCKS - 0.2%
	Brazil - 0.2%
550,000	Banco Bradesco S.A. (Preference Shares)		$ 1,519,020
2,102,553	Cia de Saneamento do Parana (Preference Shares)		1,457,949
1,667,090	Itausa S.A. (Preference Shares)		2,801,308
			5,778,277
	Total Preferred Stocks (cost $6,910,922)		$ 5,778,277
	Total Long-Term Investments (cost $2,191,096,953)		$ 2,428,958,650
SHORT-TERM INVESTMENTS - 1.7%
	Other Investment Pools & Funds - 1.1%
26,382,250	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(4)		$ 26,382,250
	Securities Lending Collateral - 0.6%
3,667,111	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(4)		3,667,111
5,761,413	HSBC US Government Money Market Fund, 4.22%(4)		5,761,413
2,175,813	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(4)		2,175,813
2,175,814	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(4)		2,175,814
			13,780,151
	Total Short-Term Investments (cost $40,162,401)		$ 40,162,401
	Total Investments (cost $2,231,259,354)	100.5%	$ 2,469,121,051
	Other Assets and Liabilities	(0.5)%	(11,464,761)
	Total Net Assets	100.0%	$ 2,457,656,290
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $52,901,784, representing 2.2% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	222	03/17/2023	$ 23,520,900	$ 510,869
Total futures contracts				$ 510,869

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,247,897	USD	10,149,500	GBP	BOA	02/22/2023	$ (270,566)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 83,844,591	$ —	$ 83,844,591	$ —
Austria	21,979,664	—	21,979,664	—
Belgium	16,080,717	—	16,080,717	—
Brazil	19,055,493	12,547,910	6,507,583	—
Canada	183,513,866	183,513,866	—	—
Cayman Islands	1,375,461	1,375,461	—	—
Chile	15,007,797	15,007,797	—	—
China	203,565,736	6,815,417	196,750,319	—
Colombia	932,510	932,510	—	—
Czech Republic	4,129,975	4,129,975	—	—
Denmark	18,722,694	—	18,722,694	—
Finland	11,567,686	—	11,567,686	—
France	154,139,984	—	154,139,984	—
Georgia	2,011,646	2,011,646	—	—
Germany	55,824,480	—	55,824,480	—
Greece	5,910,093	—	5,910,093	—
Hong Kong	23,214,890	—	23,214,890	—
Hungary	7,675,763	—	7,675,763	—
India	15,815,250	—	15,815,250	—
Indonesia	30,681,292	—	30,681,292	—
Ireland	9,620,220	1,244,612	8,375,608	—
Israel	20,035,276	20,035,276	—	—
Italy	69,356,361	—	69,356,361	—
Japan	395,812,192	2,889,164	392,923,028	—
Luxembourg	2,448,617	—	2,448,617	—
Malaysia	1,275,588	—	1,275,588	—
Mexico	39,128,059	39,128,058	—	1
Netherlands	92,847,932	—	92,847,932	—
New Zealand	2,008,134	—	2,008,134	—
Norway	32,290,640	—	32,290,640	—
Poland	4,108,155	—	4,108,155	—
Portugal	11,090,421	—	11,090,421	—
Russia	—	—	—	—
Singapore	41,510,977	—	41,510,977	—
South Africa	25,643,498	2,908,992	22,734,506	—
South Korea	105,686,682	—	105,686,682	—
Spain	32,646,380	—	32,646,380	—
Sweden	57,708,624	—	57,708,624	—
Switzerland	76,408,557	—	76,408,557	—
Taiwan	108,916,333	—	108,916,333	—
Thailand	17,467,941	1,128,990	16,338,951	—
Ukraine	213,050	—	213,050	—
United Kingdom	310,768,099	11,584,115	299,183,984	—
United States	91,139,049	20,446,491	70,692,558	—
Preferred Stocks	5,778,277	5,778,277	—	—
Short-Term Investments	40,162,401	40,162,401	—	—
Futures Contracts(2)	510,869	510,869	—	—
Total	$ 2,469,631,920	$ 372,151,827	$ 2,097,480,092	$ 1
Liabilities
Foreign Currency Contracts(2)	$ (270,566)	$ —	$ (270,566)	$ —
Total	$ (270,566)	$ —	$ (270,566)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2023 is not presented.
32

Hartford Schroders International Stock Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Austria - 1.9%
2,170,156	Erste Group Bank AG	$ 82,344,684
	Brazil - 3.6%
19,562,780	B3 S.A. - Brasil Bolsa Balcao	49,944,571
87,846	MercadoLibre, Inc.*	103,806,740
		153,751,311
	Canada - 3.9%
649,676	Canadian National Railway Co.	77,333,197
1,265,798	Toronto-Dominion Bank	87,579,846
		164,913,043
	China - 4.6%
6,354,200	Alibaba Group Holding Ltd.*	87,361,731
210,280	Meituan Class B*(1)	4,700,994
2,159,700	Tencent Holdings Ltd.	105,239,826
		197,302,551
	Denmark - 2.2%
3,216,514	Vestas Wind Systems A/S	94,120,328
	France - 5.0%
3,606,382	Carrefour S.A.	68,596,872
718,420	Legrand S.A.	64,057,247
833,464	Sanofi	81,616,483
		214,270,602
	Germany - 7.9%
2,884,681	Infineon Technologies AG	103,878,679
1,019,010	SAP SE	120,793,406
733,534	Siemens AG	114,581,879
		339,253,964
	Hong Kong - 3.0%
11,465,600	AIA Group Ltd.	129,648,929
	India - 2.4%
5,263,130	HDFC Bank Ltd.	103,571,184
	Italy - 2.0%
4,785,082	FinecoBank Banca Fineco S.p.A.	85,901,065
	Japan - 11.9%
2,192,900	Bridgestone Corp.	81,867,954
2,229,800	KDDI Corp.	69,666,606
184,800	Keyence Corp.	85,076,147
15,065,900	Mitsubishi UFJ Financial Group, Inc.	110,355,921
2,076,700	Recruit Holdings Co., Ltd.	66,787,213
183,000	SMC Corp.	92,947,631
		506,701,472
	Netherlands - 5.0%
145,925	ASML Holding N.V.	96,550,932
3,972,188	Shell plc	116,496,946
		213,047,878
	South Korea - 3.1%
2,651,643	Samsung Electronics Co., Ltd.	132,078,945
	Spain - 1.8%
6,515,503	Iberdrola S.A.	76,433,008
	Sweden - 2.3%
1,658,551	Nibe Industrier AB Class B	17,919,425
7,602,051	Svenska Handelsbanken AB Class A	79,274,313
		97,193,738
	Switzerland - 5.1%
7,293	Chocoladefabriken Lindt & Spruengli AG	80,096,964
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Switzerland - 5.1% - (continued)
150,779	Lonza Group AG		$ 86,010,575
182,819	Sika AG		51,947,443
			218,054,982
	Taiwan - 3.5%
8,463,000	Taiwan Semiconductor Manufacturing Co., Ltd.		149,344,712
	United Kingdom - 13.6%
797,514	AstraZeneca plc		104,484,267
2,020,414	Bunzl plc		74,171,818
2,435,472	Burberry Group plc		74,186,689
2,034,184	Diageo plc		88,946,873
5,252,651	National Grid plc		66,776,395
1,240,952	Reckitt Benckiser Group plc		88,431,356
2,766,262	RELX plc		82,182,607
			579,180,005
	United States - 13.4%
44,305	Booking Holdings, Inc.*		107,842,800
3,438,090	GSK plc		60,390,102
204,843	Lululemon Athletica, Inc.*		62,862,220
1,069,612	Nestle S.A.		130,502,339
330,740	Roche Holding AG		103,247,229
666,135	Schneider Electric SE		108,057,453
			572,902,143
	Total Common Stocks (cost $3,830,696,847)		$ 4,110,014,544
PREFERRED STOCKS - 1.9%
	Germany - 1.9%
692,401	Dr Ing hc F Porsche AG*		$ 82,325,598
	Total Preferred Stocks (cost $57,339,365)		$ 82,325,598
	Total Long-Term Investments (cost $3,888,036,212)		$ 4,192,340,142
SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
65,134,758	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(2)		$ 65,134,758
	Total Short-Term Investments (cost $65,134,758)		$ 65,134,758
	Total Investments (cost $3,953,170,970)	99.6%	$ 4,257,474,900
	Other Assets and Liabilities	0.4%	16,341,813
	Total Net Assets	100.0%	$ 4,273,816,713
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

33

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of this security was $4,700,994, representing 0.1% of net assets.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 82,344,684	$ —	$ 82,344,684	$ —
Brazil	153,751,311	153,751,311	—	—
Canada	164,913,043	164,913,043	—	—
China	197,302,551	—	197,302,551	—
Denmark	94,120,328	—	94,120,328	—
France	214,270,602	—	214,270,602	—
Germany	339,253,964	—	339,253,964	—
Hong Kong	129,648,929	—	129,648,929	—
India	103,571,184	—	103,571,184	—
Italy	85,901,065	—	85,901,065	—
Japan	506,701,472	—	506,701,472	—
Netherlands	213,047,878	—	213,047,878	—
South Korea	132,078,945	—	132,078,945	—
Spain	76,433,008	—	76,433,008	—
Sweden	97,193,738	—	97,193,738	—
Switzerland	218,054,982	—	218,054,982	—
Taiwan	149,344,712	—	149,344,712	—
United Kingdom	579,180,005	—	579,180,005	—
United States	572,902,143	170,705,020	402,197,123	—
Preferred Stocks	82,325,598	—	82,325,598	—
Short-Term Investments	65,134,758	65,134,758	—	—
Total	$ 4,257,474,900	$ 554,504,132	$ 3,702,970,768	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
34

Hartford Schroders Securitized Income Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 27.5%
	Whole Loan Collateral CMO - 27.5%
	Bellemeade Re Ltd.
$ 1,508,000	7.36%, 10/25/2029, 1 mo. USD LIBOR + 2.850%(1)(2)		$ 1,460,183
940,000	7.61%, 04/25/2029, 1 mo. USD LIBOR + 3.100%(1)(2)		919,774
1,450,000	Eagle RE Ltd. 8.51%, 11/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)		1,449,987
	Home Re Ltd.
1,199,000	7.11%, 01/25/2034, 1 mo. USD SOFR + 2.800%(1)(2)		1,171,846
1,134,000	8.51%, 10/25/2028, 1 mo. USD LIBOR + 4.000%(1)(2)		1,129,887
500,000	Oaktown Re V Ltd. 9.76%, 10/25/2030, 1 mo. USD LIBOR + 5.250%(1)(2)		505,910
1,190,000	Oaktown Re VI Ltd. 7.31%, 10/25/2033, 1 mo. USD SOFR + 3.000%(1)(2)		1,148,004
702,000	Radnor RE Ltd. 7.46%, 12/27/2033, 1 mo. USD SOFR + 3.150%(1)(2)		673,953
			8,459,544
	Total Asset & Commercial Mortgage-Backed Securities (cost $8,685,362)		$ 8,459,544
U.S. GOVERNMENT SECURITIES - 9.8%
	U.S. Treasury Securities - 9.8%
	U.S. Treasury Notes - 9.8%
3,000,000	4.25%, 12/31/2024		$ 2,998,594
	Total U.S. Government Securities (cost $3,000,811)		$ 2,998,594
	Total Long-Term Investments (cost $11,686,173)		$ 11,458,138
SHORT-TERM INVESTMENTS - 59.7%
	Other Investment Pools & Funds - 59.7%
18,339,075	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(3)		$ 18,339,075
	Total Short-Term Investments (cost $18,339,075)		$ 18,339,075
	Total Investments (cost $30,025,248)	97.0%	$ 29,797,213
	Other Assets and Liabilities	3.0%	934,080
	Total Net Assets	100.0%	$ 30,731,293
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $8,459,544, representing 27.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	109	03/31/2023	$ 22,415,680	$ (7,282)
Total futures contracts				$ (7,282)

35

Hartford Schroders Securitized Income Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
468,882	GBP	576,730	USD	BCLY	02/22/2023	$ 1,593
4,633	GBP	5,651	USD	UBS	02/22/2023	63
570,036	USD	473,515	GBP	JPM	02/22/2023	(14,001)
Total foreign currency contracts						$ (12,345)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 8,459,544	$ —	$ 8,459,544	$ —
U.S. Government Securities	2,998,594	—	2,998,594	—
Short-Term Investments	18,339,075	18,339,075	—	—
Foreign Currency Contracts(2)	1,656	—	1,656	—
Total	$ 29,798,869	$ 18,339,075	$ 11,459,794	$ —
Liabilities
Foreign Currency Contracts(2)	$ (14,001)	$ —	$ (14,001)	$ —
Futures Contracts(2)	(7,282)	(7,282)	—	—
Total	$ (21,283)	$ (7,282)	$ (14,001)	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
36

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
	Asset-Backed - Finance & Insurance - 1.5%
$ 486,000	Cedar Funding VI CLO Ltd. 5.86%, 04/20/2034, 3 mo. USD LIBOR + 1.050%(1)(2)	$ 477,324
500,000	Dewolf Park CLO Ltd. 5.71%, 10/15/2030, 3 mo. USD LIBOR + 0.920%(1)(2)	494,625
796,955	Madison Park Funding XVIII Ltd. 5.76%, 10/21/2030, 3 mo. USD LIBOR + 0.940%(1)(2)	787,487
597,654	Madison Park Funding XXVI Ltd. 6.00%, 07/29/2030, 3 mo. USD LIBOR + 1.200%(1)(2)	593,448
244,837	Octagon Investment Partners 30 Ltd. 5.81%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	242,387
		2,595,271
	Other Asset-Backed Securities - 0.3%
606,000	Goldentree Loan Management U.S. CLO Ltd. 5.72%, 11/20/2030, 3 mo. USD LIBOR + 0.910%(1)(2)	600,559
	Whole Loan Collateral CMO - 0.1%
	Towd Point Mortgage Trust
5,720	2.75%, 04/25/2057(1)(3)	5,652
41,218	2.75%, 06/25/2057(1)(3)	39,310
46,684	2.75%, 07/25/2057(1)(3)	45,453
		90,415
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,325,577)	$ 3,286,245
CORPORATE BONDS - 35.5%
	Auto Manufacturers - 1.0%
636,000	General Motors Financial Co., Inc. 1.50%, 06/10/2026	$ 564,770
1,325,000	Hyundai Capital America 1.50%, 06/15/2026(1)	1,175,789
		1,740,559
	Auto Parts & Equipment - 0.5%
53,000	Magna International, Inc. 4.15%, 10/01/2025	52,074
967,000	Tyco Electronics Group S.A. 2.50%, 02/04/2032	828,464
		880,538
	Beverages - 0.3%
134,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, 02/01/2046	130,289
433,000	JDE Peet's N.V. 1.38%, 01/15/2027(1)	375,084
		505,373
	Commercial Banks - 13.0%
	Bank of America Corp.
822,000	3.25%, 10/21/2027	782,906
512,000	3.50%, 04/19/2026	497,236
550,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 year USD CMT + 2.000% thereafter)(4)	478,055
434,000	5.08%, 01/20/2027	435,034
	Bank of Ireland Group plc
1,672,000	2.03%, 09/30/2027, (2.03% fixed rate until 09/30/2026; 12 mo. USD CMT + 1.100% thereafter)(1)(4)	1,459,549
285,000	4.50%, 11/25/2023(1)	281,865
	Barclays plc
1,336,000	3.56%, 09/23/2035, (3.56% fixed rate until 09/23/2030; 5 year USD CMT + 2.900% thereafter)(4)	1,098,920
444,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.050% thereafter)(4)	465,867
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.5% - (continued)
	Commercial Banks - 13.0% - (continued)
$ 733,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(4)	$ 683,025
	Citigroup, Inc.
1,034,000	3.20%, 10/21/2026	978,336
56,000	4.30%, 11/20/2026	54,977
339,000	Credit Suisse Group AG 3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(4)	257,066
554,000	Danske Bank A/S 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 12 mo. USD CMT + 1.350% thereafter)(1)(4)	497,604
	Goldman Sachs Group, Inc.
1,503,000	2.64%, 02/24/2028, (2.64% fixed rate until 02/24/2027; 3 mo. USD SOFR + 1.114% thereafter)(4)	1,374,593
1,227,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 3 mo. USD SOFR + 1.725% thereafter)(4)	1,203,784
	HSBC Holdings plc
1,356,000	2.10%, 06/04/2026, (2.10% fixed rate until 06/04/2025; 3 mo. USD SOFR + 1.929% thereafter)(4)	1,255,703
657,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD SOFR + 1.402% thereafter)(4)	626,478
894,000	JP Morgan Chase & Co. 1.58%, 04/22/2027, (1.58% fixed rate until 04/22/2026; 3 mo. USD SOFR + 0.885% thereafter)(4)	802,498
	Lloyds Banking Group plc
1,205,000	1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 12 mo. USD CMT + 0.850% thereafter)(4)	1,069,467
280,000	2.44%, 02/05/2026, (2.44% fixed rate until 02/05/2025; 12 mo. USD CMT + 1.000% thereafter)(4)	263,871
555,000	3.75%, 03/18/2028, (3.75% fixed rate until 03/18/2027; 12 mo. USD CMT + 1.800% thereafter)(4)	526,619
	Morgan Stanley
841,000	2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 3 mo. USD SOFR + 0.940% thereafter)(4)	798,811
1,090,000	3.63%, 01/20/2027	1,054,724
416,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 3 mo. USD SOFR + 1.730% thereafter)(4)	419,850
	NatWest Group plc
1,262,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 12 mo. USD CMT + 2.550% thereafter)(4)	1,164,211
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 12 mo. USD CMT + 2.850% thereafter)(4)	298,138
	Santander UK Group Holdings plc
400,000	1.09%, 03/15/2025, (1.09% fixed rate until 03/15/2024; 3 mo. USD SOFR + 0.787% thereafter)(4)	379,487
1,205,000	1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 3 mo. USD SOFR + 0.989% thereafter)(4)	1,056,175
218,000	Standard Chartered plc 2.68%, 06/29/2032, (2.68% fixed rate until 06/29/2031; 12 mo. USD CMT + 1.200% thereafter)(1)(4)	177,572

37

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.5% - (continued)
	Commercial Banks - 13.0% - (continued)
$ 586,000	UniCredit S.p.A. 3.13%, 06/03/2032, (3.13% fixed rate until 06/03/2031; 12 mo. USD CMT + 1.550% thereafter)(1)(4)	$ 475,619
	Wells Fargo & Co.
1,831,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 3 mo. USD SOFR + 2.100% thereafter)(4)	1,656,725
117,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(4)	111,075
		22,685,840
	Commercial Services - 0.2%
90,000	Moody's Corp. 4.88%, 02/15/2024	89,775
282,000	Quanta Services, Inc. 0.95%, 10/01/2024	262,405
		352,180
	Diversified Financial Services - 1.5%
1,118,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 01/30/2032	936,968
1,211,000	Ally Financial, Inc. 2.20%, 11/02/2028	1,008,286
855,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 3 mo. USD SOFR + 1.790% thereafter)(4)	755,779
		2,701,033
	Electric - 3.1%
207,000	Edison International 6.95%, 11/15/2029	224,279
206,000	EDP Finance BV 6.30%, 10/11/2027(1)	216,178
	Enel Finance International N.V.
1,843,000	1.88%, 07/12/2028(1)	1,538,564
531,000	7.50%, 10/14/2032(1)	596,672
397,000	Pacific Gas and Electric Co. 6.15%, 01/15/2033	407,011
1,827,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	1,460,644
347,000	Sempra Energy 3.70%, 04/01/2029	326,617
570,000	Southern California Edison Co. 4.70%, 06/01/2027	571,852
		5,341,817
	Entertainment - 0.7%
	Warnermedia Holdings, Inc.
1,045,000	3.76%, 03/15/2027(1)	977,868
381,000	5.05%, 03/15/2042(1)	323,800
		1,301,668
	Environmental Control - 0.6%
1,309,000	Republic Services, Inc. 2.38%, 03/15/2033	1,084,923
	Healthcare - Products - 0.0%
39,000	Boston Scientific Corp. 3.45%, 03/01/2024	38,412
	Healthcare - Services - 1.2%
225,000	Aetna, Inc. 2.80%, 06/15/2023	223,178
531,000	CommonSpirit Health 3.35%, 10/01/2029	475,255
11,000	Elevance Health, Inc. 4.10%, 03/01/2028	10,779
1,251,000	HCA, Inc. 3.38%, 03/15/2029(1)	1,129,924
235,000	Humana, Inc. 3.70%, 03/23/2029	220,966
		2,060,102
	Insurance - 1.3%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,191
126,000	American International Group, Inc. 3.90%, 04/01/2026	123,281
513,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	488,915
237,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	202,376
100,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	97,236
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.5% - (continued)
	Insurance - 1.3% - (continued)
$ 877,000	Guardian Life Global Funding 3.25%, 03/29/2027(1)	$ 836,010
501,000	Willis North America, Inc. 4.65%, 06/15/2027	494,595
		2,244,604
	IT Services - 0.2%
612,000	Dell International LLC / EMC Corp. 3.38%, 12/15/2041(1)	439,076
	Media - 1.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,199,000	2.25%, 01/15/2029	1,002,944
1,038,000	3.50%, 06/01/2041	726,634
36,000	Discovery Communications LLC 3.63%, 05/15/2030	31,586
		1,761,164
	Mining - 0.7%
831,000	Anglo American Capital plc 2.25%, 03/17/2028(1)	725,601
710,000	Yamana Gold, Inc. 2.63%, 08/15/2031	558,654
		1,284,255
	Oil & Gas - 0.3%
73,000	Cenovus Energy, Inc. 6.75%, 11/15/2039	79,707
380,000	Equinor ASA 2.38%, 05/22/2030	333,907
102,000	Phillips 66 Co. 3.75%, 03/01/2028(1)	96,387
		510,001
	Pharmaceuticals - 0.5%
	AbbVie, Inc.
673,000	3.20%, 11/21/2029	623,628
105,000	3.80%, 03/15/2025	102,938
108,000	3.85%, 06/15/2024	106,642
42,000	Becton Dickinson and Co. 3.73%, 12/15/2024	41,230
41,000	CVS Health Corp. 4.30%, 03/25/2028	40,200
		914,638
	Pipelines - 0.5%
69,000	Enbridge, Inc. 4.25%, 12/01/2026	67,485
90,000	ONEOK, Inc. 6.35%, 01/15/2031	95,416
	Plains All American Pipeline L.P. / PAA Finance Corp.
219,000	3.55%, 12/15/2029	196,091
480,000	3.80%, 09/15/2030	435,119
		794,111
	Real Estate Investment Trusts - 3.5%
174,000	Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032	138,353
	American Tower Corp.
489,000	2.40%, 03/15/2025	463,482
866,000	3.65%, 03/15/2027	821,466
	Boston Properties L.P.
508,000	2.45%, 10/01/2033	386,143
1,057,000	3.40%, 06/21/2029	937,235
	Crown Castle, Inc.
158,000	3.20%, 09/01/2024	153,705
706,000	3.80%, 02/15/2028	672,206
433,000	Equinix, Inc. 3.90%, 04/15/2032	397,090
291,000	ERP Operating L.P. 3.00%, 07/01/2029	262,847
144,000	Healthcare Realty Holdings L.P. 2.40%, 03/15/2030	115,458
127,000	Healthpeak Properties, Inc. 3.25%, 07/15/2026	121,014
527,000	Kimco Realty Corp. 2.70%, 10/01/2030	446,806
1,063,000	Sabra Health Care L.P. 3.20%, 12/01/2031	815,925
412,000	VICI Properties L.P. 4.95%, 02/15/2030	398,147
		6,129,877

38

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.5% - (continued)
	Retail - 0.2%
$ 441,000	Genuine Parts Co. 2.75%, 02/01/2032	$ 366,290
	Semiconductors - 0.2%
	Qorvo, Inc.
261,000	1.75%, 12/15/2024(1)	244,212
92,000	4.38%, 10/15/2029	83,030
		327,242
	Software - 0.8%
697,000	S&P Global, Inc. 2.70%, 03/01/2029(1)	630,338
166,000	Take-Two Interactive Software, Inc. 3.70%, 04/14/2027	158,749
	VMware, Inc.
507,000	1.80%, 08/15/2028	426,639
140,000	2.20%, 08/15/2031	110,735
		1,326,461
	Telecommunications - 2.5%
	AT&T, Inc.
1,190,000	1.65%, 02/01/2028	1,040,581
330,000	2.75%, 06/01/2031	283,904
613,000	Rogers Communications, Inc. 3.20%, 03/15/2027(1)	575,622
895,000	T-Mobile USA, Inc. 3.88%, 04/15/2030	835,874
	Verizon Communications, Inc.
453,000	3.15%, 03/22/2030	410,475
120,000	4.02%, 12/03/2029	114,783
1,088,000	4.33%, 09/21/2028	1,071,052
		4,332,291
	Water - 1.7%
950,000	American Water Capital Corp. 4.45%, 06/01/2032	944,487
1,880,000	United Utilities plc 6.88%, 08/15/2028	2,048,959
		2,993,446
	Total Corporate Bonds (cost $67,499,941)	$ 62,115,901
MUNICIPAL BONDS - 2.3%
	Education - 0.1%
100,000	Clifton, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured) 4.25%, 08/15/2052	$ 100,660
	General - 0.6%
265,000	Philadelphia, PA, Auth for Industrial Dev Rev 3.96%, 04/15/2026	259,169
695,000	Triborough Bridge & Tunnel, NY, Auth Rev 4.50%, 05/15/2047	724,252
		983,421
	Higher Education - 0.0%
130,000	California State University Rev 3.07%, 11/01/2042	100,643
	Power - 0.6%
1,175,000	Louisiana Local Gov't Environmental Facs & Community Dev Auth Rev 4.15%, 02/01/2033	1,142,249
	School District - 0.2%
100,000	Belton, TX, Independent School Dist, GO 4.00%, 02/15/2052	100,166
260,000	Waco, TX, Independent School Dist, GO 4.25%, 08/15/2052	265,265
		365,431
	Tobacco - 0.6%
1,115,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,036,883
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 2.3% - (continued)
	Utilities - 0.2%
$ 362,000	Oklahoma Dev Finance Auth Rev 3.88%, 05/01/2037	$ 351,764
	Total Municipal Bonds (cost $4,088,068)	$ 4,081,051
U.S. GOVERNMENT AGENCIES - 19.3%
	Mortgage-Backed Agencies - 19.3%
	FHLMC - 9.3%
2,345,857	2.00%, 11/01/2051	$ 1,977,627
1,818,378	2.00%, 03/01/2052	1,530,893
1,790,508	2.50%, 11/01/2051	1,567,495
1,747,831	2.50%, 09/01/2052	1,529,156
836,874	3.00%, 04/01/2052	759,809
2,037,905	3.50%, 05/01/2052	1,911,736
1,283,858	4.00%, 06/01/2052	1,238,304
738,498	4.50%, 08/01/2052	728,746
767,054	4.50%, 09/01/2052	756,925
881,359	5.00%, 08/01/2052	883,781
1,635,980	5.00%, 09/01/2052	1,640,101
852,331	5.50%, 01/01/2053	865,386
844,343	6.00%, 01/01/2053	867,145
		16,257,104
	FNMA - 10.0%
2,268,258	2.00%, 11/01/2051	1,909,041
3,170,119	2.00%, 03/01/2052	2,667,699
2,212,345	2.50%, 11/01/2051	1,936,788
1,206,085	2.50%, 05/01/2052	1,059,418
842,891	3.00%, 07/01/2052	764,841
2,039,475	3.50%, 05/01/2052	1,911,735
1,515,120	4.00%, 06/01/2052	1,461,829
739,902	4.50%, 08/01/2052	730,132
2,522,301	5.00%, 08/01/2052	2,529,234
749,733	5.00%, 10/01/2052	751,621
852,330	5.50%, 01/01/2053	865,385
844,342	6.00%, 01/01/2053	867,144
		17,454,867
	Total U.S. Government Agencies (cost $34,664,342)	$ 33,711,971
U.S. GOVERNMENT SECURITIES - 39.1%
	U.S. Treasury Securities - 39.1%
	U.S. Treasury Bonds - 15.3%
5,370,000	2.88%, 05/15/2052	$ 4,591,350
6,618,000	3.00%, 08/15/2052	5,810,397
12,065,200	3.38%, 08/15/2042	11,362,025
1,798,000	4.00%, 11/15/2042	1,850,816
2,962,000	4.00%, 11/15/2052	3,142,960
		26,757,548
	U.S. Treasury Notes - 23.8%
2,777,400	2.75%, 08/15/2032	2,605,982
2,293,000	3.13%, 08/31/2029	2,227,614
10,077,000	3.25%, 08/31/2024	9,891,205
4,414,000	3.50%, 09/15/2025	4,360,204
2,154,000	3.88%, 11/30/2027	2,175,204
75,800	3.88%, 12/31/2027	76,534
1,651,000	3.88%, 11/30/2029	1,677,571
379,000	4.00%, 12/15/2025	379,740
2,495,000	4.00%, 10/31/2029	2,552,405
2,988,900	4.13%, 11/15/2032	3,135,543
211,000	4.25%, 12/31/2024	210,901
3,020,000	4.38%, 10/31/2024	3,019,764

39

Hartford Schroders Sustainable Core Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 39.1% - (continued)
	U.S. Treasury Securities - 39.1% - (continued)
	U.S. Treasury Notes - 23.8% - (continued)
$ 1,861,000	4.50%, 11/30/2024		$ 1,866,234
7,337,000	4.50%, 11/15/2025		7,438,457
			41,617,358
	Total U.S. Government Securities (cost $68,347,812)		$ 68,374,906
	Total Long-Term Investments (cost $177,925,740)		$ 171,570,074
SHORT-TERM INVESTMENTS - 0.4%
	Other Investment Pools & Funds - 0.4%
792,931	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(5)		$ 792,931
	Total Short-Term Investments (cost $792,931)		$ 792,931
	Total Investments (cost $178,718,671)	98.5%	$ 172,363,005
	Other Assets and Liabilities	1.5%	2,563,595
	Total Net Assets	100.0%	$ 174,926,600
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $17,690,962, representing 10.1% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,286,245	$ —	$ 3,286,245	$ —
Corporate Bonds	62,115,901	—	62,115,901	—
Municipal Bonds	4,081,051	—	4,081,051	—
U.S. Government Agencies	33,711,971	—	33,711,971	—
U.S. Government Securities	68,374,906	—	68,374,906	—
Short-Term Investments	792,931	792,931	—	—
Total	$ 172,363,005	$ 792,931	$ 171,570,074	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
40

Hartford Schroders Sustainable International Core Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Australia - 4.6%
1,083	Newcrest Mining Ltd.	$ 17,208
351	Rio Tinto Ltd.	31,498
		48,706
	China - 10.2%
1,000	Alibaba Group Holding Ltd.*	13,748
3,000	BOC Hong Kong Holdings Ltd.	10,485
600	Chacha Food Co., Ltd. Class A	4,060
4,000	China Mengniu Dairy Co., Ltd.	19,295
5,800	China Pacific Insurance Group Co., Ltd. Class H	15,947
200	China Tourism Group Duty Free Corp. Ltd. Class A	6,333
2,500	H World Group Ltd.	11,886
1,000	Li Ning Co., Ltd.	9,886
2,600	Sany Heavy Industry Co., Ltd. Class A	6,764
800	WuXi AppTec Co., Ltd. Class H(1)	10,395
		108,799
	Denmark - 2.1%
161	Novo Nordisk A/S Class B	22,281
	Finland - 3.8%
502	Neste Oyj	23,997
2,966	Outokumpu Oyj	16,985
		40,982
	France - 4.5%
74	Capgemini SE	14,044
709	Carrefour S.A.	13,486
205	Sanofi	20,074
		47,604
	Germany - 5.4%
151	Beiersdorf AG	18,358
168	Siemens AG	26,242
466	Software AG	12,988
		57,588
	India - 2.0%
162	HDFC Bank Ltd. ADR	10,912
486	ICICI Bank Ltd. ADR	10,124
		21,036
	Indonesia - 1.0%
16,600	Bank Mandiri Persero Tbk PT	11,061
	Ireland - 2.7%
2,692	Bank of Ireland Group plc	28,761
	Italy - 3.1%
4,034	Intesa Sanpaolo S.p.A.	10,606
361	Moncler S.p.A.	22,594
		33,200
	Japan - 19.1%
400	Asahi Intecc Co., Ltd.	7,018
600	Astellas Pharma, Inc.	8,832
100	Daikin Industries Ltd.	17,369
200	Harmonic Drive Systems, Inc.	6,736
1,400	Isuzu Motors Ltd.	17,704
300	JCR Pharmaceuticals Co., Ltd.	3,702
200	Makita Corp.	5,327
100	MatsukiyoCocokara & Co.	4,988
100	Nippon Shinyaku Co., Ltd.	5,147
100	Nitori Holdings Co., Ltd.	13,236
1,500	NTT Data Corp.	23,267
900	ORIX Corp.	15,825
600	Park24 Co., Ltd.*	10,176
200	Rorze Corp.	15,373
800	Stanley Electric Co., Ltd.	17,217
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Japan - 19.1% - (continued)
200	Suzuki Motor Corp.	$ 7,498
400	Toyota Industries Corp.	24,349
		203,764
	Netherlands - 1.5%
47	ASM International N.V.	15,896
	Norway - 1.0%
568	Mowi ASA	10,503
	Portugal - 1.4%
3,022	EDP - Energias de Portugal S.A.	15,014
	Singapore - 3.1%
400	DBS Group Holdings Ltd.	10,951
1,300	Oversea-Chinese Banking Corp. Ltd.	12,844
4,600	Singapore Telecommunications Ltd.	8,810
		32,605
	South Korea - 3.6%
438	Hana Financial Group, Inc.	17,400
68	NAVER Corp.	11,297
201	Samsung Electronics Co., Ltd.	10,012
		38,709
	Sweden - 6.0%
216	Holmen AB Class B	8,909
1,895	Skandinaviska Enskilda Banken AB Class A	22,941
756	SKF AB Class B	13,380
1,800	Svenska Handelsbanken AB Class A	18,770
		64,000
	Switzerland - 0.8%
117	Alcon, Inc.	8,829
	Taiwan - 4.3%
1,036	Giant Manufacturing Co., Ltd.	7,113
930	MediaTek, Inc.	22,470
177	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,413
		45,996
	Thailand - 0.5%
6,200	Bangkok Dusit Medical Services PCL	5,588
	United Arab Emirates - 0.7%
2,459	Network International Holdings plc*(1)	7,997
	United Kingdom - 12.5%
1,248	CNH Industrial N.V.	22,079
3,904	ConvaTec Group plc(1)	11,323
3,394	Informa plc	28,071
275	Reckitt Benckiser Group plc	19,597
608	RELX plc	18,063
824	SSE plc	17,588
2,063	Standard Chartered plc	17,328
		134,049
	United States - 3.2%
86	CSL Ltd.	18,159
1,029	Stellantis N.V.	16,177
		34,336
	Total Common Stocks (cost $967,831)	$ 1,037,304

41

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.9%
	Other Investment Pools & Funds - 4.9%
52,089	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(2)		$ 52,089
	Total Short-Term Investments (cost $52,089)		$ 52,089
	Total Investments (cost $1,019,920)	102.0%	$ 1,089,393
	Other Assets and Liabilities	(2.0)%	(20,988)
	Total Net Assets	100.0%	$ 1,068,405
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $29,715, representing 2.8% of net assets.
(2)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SGX Nifty 50 Index Future	1	02/23/2023	$ 35,504	$ (907)
Total futures contracts				$ (907)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
42

Hartford Schroders Sustainable International Core Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 48,706	$ —	$ 48,706	$ —
China	108,799	—	108,799	—
Denmark	22,281	—	22,281	—
Finland	40,982	—	40,982	—
France	47,604	—	47,604	—
Germany	57,588	—	57,588	—
India	21,036	21,036	—	—
Indonesia	11,061	—	11,061	—
Ireland	28,761	—	28,761	—
Italy	33,200	—	33,200	—
Japan	203,764	—	203,764	—
Netherlands	15,896	—	15,896	—
Norway	10,503	—	10,503	—
Portugal	15,014	—	15,014	—
Singapore	32,605	—	32,605	—
South Korea	38,709	—	38,709	—
Sweden	64,000	—	64,000	—
Switzerland	8,829	—	8,829	—
Taiwan	45,996	16,413	29,583	—
Thailand	5,588	5,588	—	—
United Arab Emirates	7,997	7,997	—	—
United Kingdom	134,049	—	134,049	—
United States	34,336	—	34,336	—
Short-Term Investments	52,089	52,089	—	—
Total	$ 1,089,393	$ 103,123	$ 986,270	$ —
Liabilities
Futures Contracts(2)	$ (907)	$ (907)	$ —	$ —
Total	$ (907)	$ (907)	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
43

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 6.1%
	Auto Manufacturers - 0.2%
$ 1,090,000	Hyundai Capital America 0.88%, 06/14/2024(1)	$ 1,027,561
	Beverages - 0.3%
1,606,000	Constellation Brands, Inc. 5.00%, 02/02/2026	1,606,964
	Commercial Banks - 2.6%
2,200,000	Banco Santander S.A. 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 12 mo. USD CMT + 0.900% thereafter)(2)	1,929,320
	Barclays plc
1,952,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(2)	1,744,368
1,241,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.050% thereafter)(2)	1,302,121
	HSBC Holdings plc
1,844,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(2)	1,696,916
1,116,000	7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 3 mo. USD SOFR + 3.030% thereafter)(2)	1,177,274
1,561,000	NatWest Group plc 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 12 mo. USD CMT + 2.850% thereafter)(2)	1,650,331
4,616,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(2)	4,064,728
		13,565,058
	Diversified Financial Services - 1.2%
6,882,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	6,186,790
	Entertainment - 0.8%
4,627,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027(1)	4,329,754
	Healthcare - Services - 0.8%
2,563,000	CommonSpirit Health 3.35%, 10/01/2029	2,293,934
1,805,000	Elevance Health, Inc. 4.90%, 02/08/2026	1,806,436
		4,100,370
	Semiconductors - 0.2%
	Qorvo, Inc.
800,000	1.75%, 12/15/2024(1)	748,544
703,000	4.38%, 10/15/2029	634,458
		1,383,002
	Total Corporate Bonds (cost $34,756,996)	$ 32,199,499
MUNICIPAL BONDS - 71.8%
	California - 12.2%
955,000	Alameda Corridor, CA, Transportation Auth Rev, (AGM Insured) 5.00%, 10/01/2052	$ 1,054,141
700,000	Brentwood, CA, Union School Dist, GO 5.25%, 08/01/2052	798,185
2,835,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	3,173,587
	County of Sacramento, CA, Airport System Rev
960,000	5.00%, 07/01/2033	1,125,002
600,000	5.00%, 07/01/2034	694,725
2,845,000	Del Mar, CA, Union School Dist, GO 4.00%, 08/01/2046	2,901,766
10,055,000	Elk Grove, CA, Unified School Dist, GO 4.00%, 08/01/2048	10,066,417
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 71.8% - (continued)
	California - 12.2% - (continued)
$ 2,600,000	Fresno, CA, Unified School Dist, GO 4.00%, 08/01/2052	$ 2,603,839
3,370,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	3,133,897
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(3)	694,212
200,000	North Orange County, CA, Community College Dist, GO, (NATL Insured) 0.00%, 08/01/2028(3)	171,625
680,000	Peralta, CA, Community College Dist, GO 5.50%, 08/01/2052	777,785
5,480,000	Regents of the University of California Medical Center, Pooled Rev 4.00%, 05/15/2053	5,509,631
300,000	Rialto, CA, Unified School Dist, GO, (AGM Insured) 0.00%, 08/01/2029(3)	251,468
340,000	San Diego, CA, Unified School Dist, GO 4.55%, 07/01/2052	355,480
4,335,000	San Francisco, CA, Bay Area Rapid Transit Dist, GO 4.25%, 08/01/2052	4,472,072
410,000	San Francisco, CA, Community College Dist, GO 2.02%, 06/15/2029	352,640
11,750,000	Sweetwater, CA, Union High School Dist, GO 5.00%, 08/01/2052	13,122,252
3,805,000	Victor Valley, CA, Community College Dist, GO 4.00%, 08/01/2050	3,805,207
7,640,000	Vista, CA, Unified School Dist GO, (BAM Insured) 5.25%, 08/01/2048	8,760,321
		63,824,252
	Colorado - 3.9%
3,495,000	City & County of Denver, CO, Airport System Rev 5.25%, 11/15/2053	3,927,227
13,940,000	City of Colorado Springs, CO, Utilities System Rev 4.00%, 11/15/2051	13,721,075
655,000	Colorado Health Facs Auth Rev 5.25%, 11/01/2052	692,250
2,370,000	Colorado Housing and Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	2,372,586
		20,713,138
	Connecticut - 0.3%
1,645,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	1,669,891
	District of Columbia - 2.5%
	Dist of Columbia Water & Sewer Auth Rev
7,775,000	4.00%, 10/01/2047	7,806,727
5,225,000	5.00%, 10/01/2052	5,529,897
		13,336,624
	Florida - 3.3%
11,440,000	Broward County, FL, Convention Center Hotel Rev 4.00%, 01/01/2051	11,433,335
2,110,000	County of Miami-Dade, FL, Water & Sewer System Rev 4.00%, 10/01/2051	2,046,595
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
280,000	3.00%, 07/01/2051	276,201
2,290,000	3.00%, 07/01/2052	2,252,943
630,000	3.50%, 07/01/2051	630,428
555,000	4.00%, 07/01/2049	559,571
		17,199,073
	Georgia - 2.7%
	Georgia Municipal Association, Inc.
35,000	5.00%, 12/01/2027	39,528

44

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 71.8% - (continued)
	Georgia - 2.7% - (continued)
$ 25,000	5.00%, 12/01/2028	$ 28,205
80,000	5.00%, 12/01/2029	90,107
35,000	5.00%, 12/01/2033	38,932
	Main Street Natural Gas, Inc., GA, Rev
3,945,000	4.00%, 08/01/2048(4)	3,967,364
8,250,000	4.00%, 03/01/2050(4)	8,299,555
1,520,000	4.00%, 05/01/2052(4)	1,522,979
		13,986,670
	Illinois - 3.3%
7,735,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2033	8,896,052
	Illinois Housing Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
895,000	3.00%, 04/01/2051	881,036
5,045,000	3.75%, 04/01/2050	5,086,248
1,230,000	3.75%, 04/01/2050	1,240,697
985,000	4.50%, 10/01/2048	1,007,827
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured) 0.00%, 06/15/2028(3)	75,037
		17,186,897
	Indiana - 1.2%
	Indiana Housing & Community Dev Auth Rev, (GNMA/FNMA/FHLMC/COLL Insured)
1,285,000	3.00%, 07/01/2050	1,265,914
570,000	4.00%, 07/01/2048	575,514
4,255,000	Indianapolis, IN, Local Public Improvement Bond Bank Rev 5.00%, 01/01/2053	4,628,042
		6,469,470
	Iowa - 1.4%
	Iowa Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
6,570,000	3.00%, 07/01/2051	6,449,037
545,000	3.25%, 07/01/2050	541,550
475,000	4.00%, 07/01/2048	479,489
		7,470,076
	Kentucky - 1.3%
	Kentucky Public Energy Auth Rev
6,080,000	4.00%, 12/01/2049(4)	6,096,759
650,000	4.00%, 02/01/2050(4)	651,807
		6,748,566
	Louisiana - 2.0%
225,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	229,635
12,250,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	10,272,735
		10,502,370
	Maine - 0.3%
	Maine Municipal Bond Bank Rev
325,000	5.00%, 09/01/2029	376,765
535,000	5.00%, 09/01/2031	631,015
415,000	5.00%, 09/01/2032	488,455
		1,496,235
	Maryland - 0.4%
1,875,000	Maryland State Transportation Auth Rev 4.00%, 07/01/2050	1,857,011
	Massachusetts - 0.5%
	Commonwealth of Massachusetts, GO
685,000	3.00%, 02/01/2048	559,519
1,685,000	5.00%, 01/01/2035	1,877,912
		2,437,431
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 71.8% - (continued)
	Minnesota - 0.6%
$ 1,160,000	Housing & Redev Auth of St. Paul, MN, Rev 3.50%, 12/01/2025(4)	$ 1,160,982
2,055,000	St. Paul, MN, Metropolitan Airports Commission Rev 4.25%, 01/01/2052	2,068,414
		3,229,396
	Mississippi - 0.2%
1,210,000	Mississippi Home Corp. Rev, (GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	1,202,645
	Missouri - 0.9%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
1,690,000	3.25%, 05/01/2051	1,678,892
925,000	3.50%, 11/01/2050	926,171
1,230,000	4.25%, 05/01/2049	1,251,552
1,070,000	4.75%, 05/01/2049	1,101,593
		4,958,208
	Nebraska - 0.8%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
3,275,000	3.00%, 09/01/2050	3,230,198
760,000	4.00%, 09/01/2048	767,468
		3,997,666
	Nevada - 0.4%
	Nevada Housing Division Rev, (GNMA/FNMA/FHLMC Insured)
855,000	3.00%, 04/01/2051	841,700
1,080,000	4.00%, 10/01/2049	1,093,161
		1,934,861
	New Jersey - 0.7%
1,430,000	Garden State, NJ, Preservation Trust Rev, (AGM Insured) 5.75%, 11/01/2028	1,595,764
565,000	New Jersey Economic Dev Auth Rev 5.00%, 06/15/2028	617,835
	New Jersey Transportation Trust Fund Auth Rev
140,000	4.00%, 06/15/2035	144,530
1,330,000	5.00%, 12/15/2028	1,498,153
		3,856,282
	New Mexico - 1.3%
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
3,650,000	3.00%, 01/01/2051	3,595,712
1,605,000	3.00%, 01/01/2052	1,578,920
1,555,000	4.00%, 01/01/2049	1,572,121
		6,746,753
	New York - 5.0%
4,210,000	City of New York, NY, GO 5.00%, 08/01/2033	4,974,329
2,085,000	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev 4.00%, 08/01/2048	2,036,741
6,075,000	New York State Dormitory Auth Rev 3.00%, 03/15/2038	5,459,163
1,815,000	New York State Environmental Facs Corp. Rev 5.25%, 09/15/2052	2,081,852
475,000	New York Transportation Dev Corp. Rev 5.00%, 12/01/2028	522,027
	Triborough, Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	6,031,453
4,740,000	5.00%, 05/15/2051	5,157,225
		26,262,790
	Ohio - 1.0%
	Ohio Housing Finance Agency Rev
425,000	3.00%, 03/01/2052	418,776

45

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 71.8% - (continued)
	Ohio - 1.0% - (continued)
$ 2,905,000	3.25%, 03/01/2050	$ 2,889,066
195,000	4.50%, 09/01/2048	199,048
	Ohio State University Rev
5,000	5.00%, 12/01/2030	5,977
5,000	5.00%, 12/01/2031	6,081
	Ohio Turnpike & Infrastructure Commission Rev
1,680,000	0.00%, 02/15/2038(3)	929,386
1,395,000	0.00%, 02/15/2041(3)	658,295
		5,106,629
	Oklahoma - 0.2%
910,000	Oklahoma Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	924,129
	Pennsylvania - 2.0%
850,000	Allegheny County, PA, Sanitary Auth Rev 5.00%, 06/01/2053	930,203
4,000,000	Bucks County, PA, Water and Sewer Auth Rev, (AGM Insured) 4.25%, 12/01/2047	4,069,902
635,000	Commonwealth Finance Auth, PA, Rev 5.00%, 06/01/2032	704,402
1,295,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	1,401,076
	Pennsylvania Turnpike Commission Rev
300,000	5.00%, 12/01/2032	353,048
310,000	5.00%, 12/01/2033	362,282
	Philadelphia, PA, Gas Works Co. Rev, (AGM Insured)
440,000	5.00%, 08/01/2029	502,768
910,000	5.00%, 08/01/2030	1,057,118
820,000	5.00%, 08/01/2033	945,718
		10,326,517
	South Carolina - 3.7%
12,950,000	Grand Strand, SC, Water & Sewer Auth Rev 4.00%, 06/01/2051	12,833,729
6,425,000	Patriots Energy Group Financing Agency, SC, Rev 4.00%, 10/01/2048(4)	6,466,376
250,000	Tobacco Settlement Rev Mgmt Auth, SC, Rev 6.38%, 05/15/2030	308,385
		19,608,490
	Tennessee - 1.8%
340,000	Jackson, TN, Health Educational & Housing Facility Board Rev 3.00%, 12/01/2026(4)	340,911
	Metropolitan Nashville, TN, Airport Auth Rev
250,000	5.00%, 07/01/2049	266,998
1,745,000	5.00%, 07/01/2052	1,907,753
6,085,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(4)	6,098,940
875,000	Tennessee Housing Dev Agency Rev 4.50%, 07/01/2049	896,343
		9,510,945
	Texas - 16.1%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
3,605,000	4.38%, 08/15/2052	3,640,706
605,000	5.00%, 08/15/2030	706,408
455,000	5.00%, 08/15/2031	538,658
610,000	5.00%, 08/15/2032	729,103
3,770,000	5.00%, 08/15/2033	4,283,273
1,495,000	Bexar County, TX, Hospital Dist, GO 4.25%, 02/15/2052	1,513,893
5,975,000	Bullard, TX, Independent School Dist GO, (PSF-GTD Insured) 4.00%, 02/15/2052	5,926,166
1,325,000	City of Houston, TX, Airport System Rev 5.00%, 07/01/2030	1,566,432
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 71.8% - (continued)
	Texas - 16.1% - (continued)
$ 745,000	Cleburne, TX, Independent School Dist, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	$ 635,648
	Clifton, TX, Higher Education Finance Corp., Rev, (PSF-GTD Insured)
210,000	5.00%, 08/15/2028	237,143
810,000	5.00%, 08/15/2029	928,755
270,000	5.00%, 08/15/2030	314,854
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,519,428
320,000	Crandall, TX, Independent School Dist, GO 4.00%, 08/15/2052	318,604
1,695,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	1,846,843
5,030,000	Dallas, TX, Independent School Dist, GO 4.00%, 02/15/2053(5)	5,004,415
430,000	Harris County, TX, Cultural Education Facs Finance Corp. Rev 5.00%, 11/15/2029	481,793
1,075,000	Hitchcock, TX, Independent School Dist, GO 4.00%, 02/15/2048	1,084,971
1,900,000	Lamar, TX, Consolidated Independent School Dist, (PSF-GTD Insured) 3.00%, 02/15/2051	1,559,322
	Lower Colorado River, TX, Auth Rev
370,000	5.00%, 05/15/2029	426,850
140,000	5.00%, 05/15/2030	164,494
3,485,000	Montgomery, TX, Independent School Dist GO, (PSF-GTD Insured) 4.25%, 02/15/2052	3,537,609
	Newark, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
3,079,000	4.00%, 06/15/2047	3,093,518
704,000	4.00%, 06/15/2052	700,109
400,000	5.00%, 08/15/2052	432,728
10,000,000	North Texas Tollway Auth Rev 4.00%, 01/01/2044	9,826,131
2,715,000	Northwest, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	3,035,271
1,050,000	Sabine-Neches, TX, Navigation Dist, GO 5.25%, 02/15/2052	1,157,536
3,765,000	Temple, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	3,869,773
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
1,720,000	3.00%, 01/01/2052	1,691,748
5,485,000	3.00%, 03/01/2052	5,390,928
1,735,000	3.50%, 03/01/2051	1,738,351
1,000,000	4.00%, 03/01/2050	1,018,509
680,000	4.75%, 03/01/2049	696,250
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2028	1,320,956
2,370,000	Texas Water Dev Board Rev 4.80%, 10/15/2052	2,562,466
880,000	University of Texas Rev 5.00%, 05/15/2035	968,845
	White Settlement, TX, Independent School Dist GO, (PSF-GTD Insured)
4,985,000	4.00%, 08/15/2052	4,954,720
2,125,000	4.13%, 08/15/2052	2,139,283
		84,562,490
	Virginia - 1.0%
5,405,000	Loudoun County, VA, Economic Dev Auth Rev 4.00%, 10/01/2052	5,430,113
	Washington - 0.5%
	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured)
1,765,000	4.00%, 12/01/2048	1,783,357
925,000	4.00%, 06/01/2050	939,231
		2,722,588

46

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 71.8% - (continued)
	Wisconsin - 0.1%
$ 650,000	Wisconsin Health & Educational Facs Auth Rev 5.00%, 04/01/2033	$ 706,460
	Wyoming - 0.2%
790,000	Wyoming Community Dev Auth Rev 4.00%, 06/01/2043	797,658
	Total Municipal Bonds (cost $379,547,254)	$ 376,782,324
U.S. GOVERNMENT SECURITIES - 4.7%
	U.S. Treasury Securities - 4.7%
	U.S. Treasury Bonds - 0.9%
4,498,000	4.00%, 11/15/2042	$ 4,630,129
	U.S. Treasury Notes - 3.8%
6,822,000	3.00%, 06/30/2024	6,675,434
2,379,000	3.13%, 08/15/2025	2,327,517
574,300	3.88%, 12/31/2027	579,863
723,000	4.13%, 11/15/2032	758,472
446,000	4.25%, 12/31/2024	445,791
9,078,000	4.38%, 10/31/2024	9,077,291
		19,864,368
	Total U.S. Government Securities (cost $24,313,057)	$ 24,494,497
	Total Long-Term Investments (cost $438,617,307)	$ 433,476,320
SHORT-TERM INVESTMENTS - 17.6%
	Other Investment Pools & Funds - 1.8%
9,769,337	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(6)	$ 9,769,337
	U.S. Treasury Securities - 15.8%
	U.S. Treasury Bills – 15.8
10,027,000	4.71%, 07/13/2023(7)	9,820,795
13,042,000	4.72%, 07/13/2023(7)	12,773,791
1,141,000	4.75%, 07/13/2023(7)	1,117,535
2,685,000	4.81%, 07/13/2023(7)	2,629,783
4,613,000	4.82%, 07/13/2023(7)	4,518,134
4,905,000	4.61%, 11/30/2023(7)	4,721,606
964,000	4.62%, 11/30/2023(7)	927,957
1,337,000	4.64%, 11/30/2023(7)	1,287,010
2,035,000	4.64%, 11/30/2023(7)	1,958,913
4,589,000	4.65%, 11/30/2023(7)	4,417,421
1,509,000	4.67%, 11/30/2023(7)	1,452,580
2,285,000	4.69%, 11/30/2023(7)	2,199,565
1,854,000	4.69%, 11/30/2023(7)	1,784,680
5,063,000	4.69%, 11/30/2023(7)	4,873,698
522,000	4.70%, 11/30/2023(7)	502,483
12,059,000	4.73%, 11/30/2023(7)	11,608,123
905,000	4.73%, 11/30/2023(7)	871,163
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 17.6% - (continued)
	U.S. Treasury Securities - 15.8% - (continued)
	U.S. Treasury Bills – 15.8 - (continued)
$ 2,001,000	4.75%, 11/30/2023(7)		$ 1,926,184
3,964,000	4.71%, 01/25/2024(7)		3,788,138
10,022,000	4.73%, 01/25/2024(7)		9,577,377
			82,756,936
	Total Short-Term Investments (cost $92,518,909)		$ 92,526,273
	Total Investments (cost $531,136,216)	100.2%	$ 526,002,593
	Other Assets and Liabilities	(0.2)%	(922,399)
	Total Net Assets	100.0%	$ 525,080,194
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $10,170,587, representing 1.9% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Security is a zero-coupon bond.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $5,041,267 at January 31, 2023.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

47

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 32,199,499	$ —	$ 32,199,499	$ —
Municipal Bonds	376,782,324	—	376,782,324	—
U.S. Government Securities	24,494,497	—	24,494,497	—
Short-Term Investments	92,526,273	9,769,337	82,756,936	—
Total	$ 526,002,593	$ 9,769,337	$ 516,233,256	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
48

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1%
	Banks - 3.1%
123,665	Commerce Bancshares, Inc.	$ 8,231,142
173,893	Fifth Third Bancorp	6,310,577
36,362	First Republic Bank	5,122,679
119,051	Glacier Bancorp, Inc.	5,427,535
		25,091,933
	Capital Goods - 11.3%
237,698	BWX Technologies, Inc.	14,466,300
61,954	Dover Corp.	9,406,476
123,278	Fortune Brands Innovations, Inc.	7,952,664
223,118	Hexcel Corp.	15,747,668
66,286	IDEX Corp.	15,887,429
42,577	Nordson Corp.	10,358,984
33,000	Snap-on, Inc.	8,208,090
50,677	Trane Technologies plc	9,077,264
		91,104,875
	Commercial & Professional Services - 7.6%
182,742	Copart, Inc.*	12,172,445
76,773	Leidos Holdings, Inc.	7,588,243
438,658	Rentokil Initial plc ADR	13,343,976
62,471	Robert Half International, Inc.	5,245,065
66,415	Verisk Analytics, Inc.	12,073,583
82,755	Waste Connections, Inc.	10,998,140
		61,421,452
	Consumer Durables & Apparel - 0.8%
63,576	Garmin Ltd.	6,286,395
	Consumer Services - 3.5%
258,378	Aramark	11,505,572
45,250	Churchill Downs, Inc.	11,226,525
15,754	Domino's Pizza, Inc.	5,561,162
		28,293,259
	Diversified Financials - 3.3%
191,790	Nasdaq, Inc.	11,543,840
61,753	Raymond James Financial, Inc.	6,963,886
125,737	SEI Investments Co.	7,849,761
		26,357,487
	Energy - 3.9%
40,332	Cheniere Energy, Inc.	6,162,326
331,261	Coterra Energy, Inc.	8,291,463
58,789	Diamondback Energy, Inc.	8,590,249
80,551	New Fortress Energy, Inc.	3,124,573
23,464	Pioneer Natural Resources Co.	5,404,932
		31,573,543
	Food, Beverage & Tobacco - 1.6%
56,400	Hershey Co.	12,667,440
	Health Care Equipment & Services - 6.6%
23,534	Chemed Corp.	11,887,965
25,830	Cooper Cos., Inc.	9,012,862
187,645	Encompass Health Corp.	11,718,430
119,498	Masimo Corp.*	20,324,220
		52,943,477
	Insurance - 7.5%
74,003	Arthur J Gallagher & Co.	14,483,867
115,037	Assurant, Inc.	15,252,756
82,132	Globe Life, Inc.	9,925,652
75,269	Reinsurance Group of America, Inc.	11,423,576
219,577	Ryan Specialty Group Holdings, Inc.*	9,358,372
		60,444,223
	Materials - 3.8%
85,948	AptarGroup, Inc.	9,939,027
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.1% - (continued)
	Materials - 3.8% - (continued)
213,324	Berry Global Group, Inc.	$ 13,168,490
67,874	International Flavors & Fragrances, Inc.	7,633,110
		30,740,627
	Media & Entertainment - 4.5%
268,777	Interpublic Group of Cos., Inc.	9,799,610
169,190	Match Group, Inc.*	9,156,563
304,653	Pinterest, Inc. Class A*	8,009,327
83,500	Take-Two Interactive Software, Inc.*	9,454,705
		36,420,205
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
193,977	Catalent, Inc.*	10,387,468
213,628	Royalty Pharma plc Class A	8,372,081
46,698	West Pharmaceutical Services, Inc.	12,402,989
		31,162,538
	Real Estate - 3.4%
72,414	Alexandria Real Estate Equities, Inc. REIT	11,639,826
219,576	American Homes 4 Rent Class A, REIT	7,529,261
351,999	Brixmor Property Group, Inc. REIT	8,282,537
		27,451,624
	Retailing - 2.6%
47,435	Burlington Stores, Inc.*	10,901,986
165,197	LKQ Corp.	9,740,015
		20,642,001
	Semiconductors & Semiconductor Equipment - 6.4%
137,721	Entegris, Inc.	11,115,462
52,705	First Solar, Inc.*	9,360,408
141,109	Microchip Technology, Inc.	10,952,881
141,729	ON Semiconductor Corp.*	10,409,995
91,612	Skyworks Solutions, Inc.	10,047,088
		51,885,834
	Software & Services - 10.3%
164,054	Amdocs Ltd.	15,081,484
98,706	Black Knight, Inc.*	5,980,597
191,891	Dolby Laboratories, Inc. Class A	15,266,848
28,643	EPAM Systems, Inc.*	9,528,094
215,841	Genpact Ltd.	10,204,962
102,232	PTC, Inc.*	13,789,052
61,233	VeriSign, Inc.*	13,351,856
		83,202,893
	Technology Hardware & Equipment - 5.4%
46,063	CDW Corp.	9,029,730
205,804	Ciena Corp.*	10,705,924
49,606	Motorola Solutions, Inc.	12,749,238
26,258	Teledyne Technologies, Inc.*	11,140,219
		43,625,111
	Utilities - 4.6%
165,289	Alliant Energy Corp.	8,930,565
319,852	CenterPoint Energy, Inc.	9,633,942
100,114	CMS Energy Corp.	6,326,204
51,098	Eversource Energy	4,206,898
204,342	FirstEnergy Corp.	8,367,805
		37,465,414
	Total Common Stocks (cost $547,222,927)	$ 758,780,331

49

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 5.8%
	Other Investment Pools & Funds - 5.8%
46,545,245	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(1)		$ 46,545,245
	Total Short-Term Investments (cost $46,545,245)		$ 46,545,245
	Total Investments (cost $593,768,172)	99.9%	$ 805,325,576
	Other Assets and Liabilities	0.1%	463,592
	Total Net Assets	100.0%	$ 805,789,168
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 25,091,933	$ 25,091,933	$ —	$ —
Capital Goods	91,104,875	91,104,875	—	—
Commercial & Professional Services	61,421,452	61,421,452	—	—
Consumer Durables & Apparel	6,286,395	6,286,395	—	—
Consumer Services	28,293,259	28,293,259	—	—
Diversified Financials	26,357,487	26,357,487	—	—
Energy	31,573,543	31,573,543	—	—
Food, Beverage & Tobacco	12,667,440	12,667,440	—	—
Health Care Equipment & Services	52,943,477	52,943,477	—	—
Insurance	60,444,223	60,444,223	—	—
Materials	30,740,627	30,740,627	—	—
Media & Entertainment	36,420,205	36,420,205	—	—
Pharmaceuticals, Biotechnology & Life Sciences	31,162,538	31,162,538	—	—
Real Estate	27,451,624	27,451,624	—	—
Retailing	20,642,001	20,642,001	—	—
Semiconductors & Semiconductor Equipment	51,885,834	51,885,834	—	—
Software & Services	83,202,893	83,202,893	—	—
Technology Hardware & Equipment	43,625,111	43,625,111	—	—
Utilities	37,465,414	37,465,414	—	—
Short-Term Investments	46,545,245	46,545,245	—	—
Total	$ 805,325,576	$ 805,325,576	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
50

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
January 31, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Automobiles & Components - 1.4%
57,573	Gentherm, Inc.*	$ 4,285,159
	Banks - 7.3%
22,849	Cambridge Bancorp	1,827,920
201,979	First BanCorp	2,716,618
87,817	First Merchants Corp.	3,744,517
87,432	Heritage Financial Corp.	2,494,435
115,208	Seacoast Banking Corp. of Florida	3,699,329
45,749	SouthState Corp.	3,641,620
45,793	TriCo Bancshares	2,314,836
78,911	United Community Banks, Inc.	2,567,764
		23,007,039
	Capital Goods - 15.6%
34,139	Albany International Corp. Class A	3,828,689
264,085	Custom Truck One Source, Inc.*(1)	1,869,722
21,612	EnPro Industries, Inc.	2,616,565
37,727	ESCO Technologies, Inc.	3,713,846
57,537	Gibraltar Industries, Inc.*	3,082,257
78,265	Hexcel Corp.	5,523,944
243,810	Masterbrand, Inc.*	2,243,052
61,129	Maxar Technologies, Inc.	3,158,535
28,833	McGrath Rent Corp.	2,870,037
159,497	Primoris Services Corp.	4,242,620
51,465	Proto Labs, Inc.*	1,574,829
28,836	Simpson Manufacturing Co., Inc.	3,088,624
23,370	Standex International Corp.	2,700,871
87,628	Univar Solutions, Inc.*	3,021,413
30,796	V2X, Inc.*	1,359,951
13,704	Valmont Industries, Inc.	4,518,620
		49,413,575
	Commercial & Professional Services - 3.8%
47,120	ASGN, Inc.*	4,285,564
126,028	Interface, Inc.	1,434,198
33,019	Science Applications International Corp.	3,426,712
55,932	Stericycle, Inc.*	3,009,701
		12,156,175
	Consumer Durables & Apparel - 4.9%
16,122	Cavco Industries, Inc.*	4,290,064
31,888	Oxford Industries, Inc.	3,737,911
222,094	Snap One Holdings Corp.*(1)	2,129,881
85,290	Sonos, Inc.*	1,572,748
103,309	Steven Madden Ltd.	3,703,628
		15,434,232
	Diversified Financials - 3.4%
212,955	Compass Diversified Holdings	4,753,156
14,061	Encore Capital Group, Inc.*	783,479
20,941	Houlihan Lokey, Inc.	2,074,625
293,312	Perella Weinberg Partners	3,006,448
		10,617,708
	Energy - 4.3%
41,141	Cactus, Inc. Class A	2,226,140
99,361	Delek U.S. Holdings, Inc.	2,658,900
52,648	Matador Resources Co.	3,483,192
311,389	Permian Resources Corp.	3,384,798
178,049	Solaris Oilfield Infrastructure, Inc. Class A	1,885,539
		13,638,569
	Food & Staples Retailing - 1.4%
115,145	Chefs' Warehouse, Inc.*	4,401,993
	Food, Beverage & Tobacco - 3.2%
45,561	Darling Ingredients, Inc.*	3,020,239
250,521	Primo Water Corp.	3,920,654
235,206	Sovos Brands, Inc.*	3,189,393
		10,130,286
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Health Care Equipment & Services - 9.4%
229,504	Enhabit, Inc.*	$ 3,525,181
104,895	Envista Holdings Corp.*	4,089,856
46,247	Haemonetics Corp.*	3,912,496
41,348	ICU Medical, Inc.*	7,989,674
9,399	Mesa Laboratories, Inc.	1,828,481
152,243	NeoGenomics, Inc.*	1,808,647
163,895	Neuronetics, Inc.*	963,703
70,673	Progyny, Inc.*	2,430,445
32,599	U.S. Physical Therapy, Inc.	3,232,191
		29,780,674
	Insurance - 4.9%
45,837	Axis Capital Holdings Ltd.	2,868,021
94,156	Kemper Corp.	5,529,782
31,508	Reinsurance Group of America, Inc.	4,781,969
57,064	Ryan Specialty Group Holdings, Inc.*	2,432,068
		15,611,840
	Materials - 8.6%
39,561	Ashland Global Holdings, Inc.	4,322,830
38,885	Balchem Corp.	5,079,548
27,861	Eagle Materials, Inc.	4,069,935
198,039	Element Solutions, Inc.	4,055,839
37,861	Materion Corp.	3,416,955
71,514	Mativ, Inc.	1,970,926
74,475	PureCycle Technologies, Inc.*(1)	624,100
102,400	Valvoline, Inc.	3,753,984
		27,294,117
	Media & Entertainment - 2.2%
63,111	IAC, Inc.*	3,565,771
25,793	Madison Square Garden Entertainment Corp.*	1,348,716
307,633	Stagwell, Inc.*	2,159,584
		7,074,071
	Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
250,884	Evolus, Inc.*	2,606,685
109,874	FibroGen, Inc.*	2,593,026
49,597	Intra-Cellular Therapies, Inc.*	2,376,688
46,769	Natera, Inc.*	2,007,793
39,202	Pacira BioSciences, Inc.*	1,539,463
70,542	Syneos Health, Inc.*	2,533,869
		13,657,524
	Real Estate - 2.9%
166,390	Douglas Emmett, Inc. REIT	2,787,032
176,879	Kennedy-Wilson Holdings, Inc.	3,162,597
50,442	Terreno Realty Corp. REIT	3,249,978
		9,199,607
	Retailing - 1.4%
19,913	Asbury Automotive Group, Inc.*	4,380,860
	Semiconductors & Semiconductor Equipment - 3.3%
146,473	Allegro MicroSystems, Inc.*	5,590,874
70,422	MACOM Technology Solutions Holdings, Inc.*	4,719,683
		10,310,557
	Software & Services - 7.5%
130,255	Box, Inc. Class A*	4,166,857
51,060	CommVault Systems, Inc.*	3,177,464
154,069	LiveRamp Holdings, Inc.*	4,122,886
57,285	Perficient, Inc.*	4,247,110
178,529	Sabre Corp.*	1,215,783
56,587	Teradata Corp.*	1,973,755
58,743	WNS Holdings Ltd. ADR*	4,977,294
		23,881,149
	Technology Hardware & Equipment - 3.2%
59,624	Ciena Corp.*	3,101,640

51

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.9% - (continued)
	Technology Hardware & Equipment - 3.2% - (continued)
49,950	Lumentum Holdings, Inc.*		$ 3,005,991
348,633	Viavi Solutions, Inc.*		3,939,553
			10,047,184
	Utilities - 2.9%
19,906	Chesapeake Utilities Corp.		2,509,749
47,679	ONE Gas, Inc.		3,926,842
37,615	SJW Group		2,911,777
			9,348,368
	Total Common Stocks (cost $238,199,800)		$ 303,670,687
SHORT-TERM INVESTMENTS - 4.6%
	Other Investment Pools & Funds - 3.7%
11,722,055	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(2)		$ 11,722,055
	Securities Lending Collateral - 0.9%
424,859	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(2)		424,859
1,416,194	HSBC US Government Money Market Fund, 4.22%(2)		1,416,194
424,858	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(2)		424,858
424,858	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(2)		424,858
			2,690,769
	Total Short-Term Investments (cost $14,412,824)		$ 14,412,824
	Total Investments (cost $252,612,624)	100.5%	$ 318,083,511
	Other Assets and Liabilities	(0.5)%	(1,453,178)
	Total Net Assets	100.0%	$ 316,630,333
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

52

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 4,285,159	$ 4,285,159	$ —	$ —
Banks	23,007,039	23,007,039	—	—
Capital Goods	49,413,575	49,413,575	—	—
Commercial & Professional Services	12,156,175	12,156,175	—	—
Consumer Durables & Apparel	15,434,232	15,434,232	—	—
Diversified Financials	10,617,708	10,617,708	—	—
Energy	13,638,569	13,638,569	—	—
Food & Staples Retailing	4,401,993	4,401,993	—	—
Food, Beverage & Tobacco	10,130,286	10,130,286	—	—
Health Care Equipment & Services	29,780,674	29,780,674	—	—
Insurance	15,611,840	15,611,840	—	—
Materials	27,294,117	27,294,117	—	—
Media & Entertainment	7,074,071	7,074,071	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,657,524	13,657,524	—	—
Real Estate	9,199,607	9,199,607	—	—
Retailing	4,380,860	4,380,860	—	—
Semiconductors & Semiconductor Equipment	10,310,557	10,310,557	—	—
Software & Services	23,881,149	23,881,149	—	—
Technology Hardware & Equipment	10,047,184	10,047,184	—	—
Utilities	9,348,368	9,348,368	—	—
Short-Term Investments	14,412,824	14,412,824	—	—
Total	$ 318,083,511	$ 318,083,511	$ —	$ —

(1)	For the period ended January 31, 2023, there were no transfers in and out of Level 3.
53

The Hartford Mutual Funds II, Inc.
GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG
Currency Abbreviations:
BRL	Brazil Real
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PLN	Poland Zloty
RON	Romania New Leu
THB	Thailand Baht
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
SGX	Singapore Exchange
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Mgmt	Management
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Corp.
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Tbk	Terbuka

54

The Hartford Mutual Funds II, Inc.
 Notes to the Schedules of Investments
 January 31, 2023  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or are deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.
55

The Hartford Mutual Funds II, Inc.
 Notes to the Schedules of Investments – (continued)
 January 31, 2023  (Unaudited)

These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.
For information regarding a Fund's other significant accounting policies, please refer to the Fund's most recent shareholder report.
2.	Subsequent Events:
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
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